UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22148

             Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2019

PSR	Invesco Active U.S. Real Estate ETF

PSMB	Invesco Balanced Multi-Asset Allocation ETF

PSMC	Invesco Conservative Multi-Asset Allocation ETF

PSMG	Invesco Growth Multi-Asset Allocation ETF

PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2019

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Specialized	32.7
Residential	15.3
Retail	14.5
Office	10.5
Health Care	10.3
Industrial	9.2
Hotel & Resort	4.2
Diversified	3.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—3.3%
14,807	Empire State Realty Trust, Inc., Class A	$228,916
8,599	Liberty Property Trust	426,854
7,394	STORE Capital Corp.	246,368
52,979	VEREIT, Inc.	437,607
10,369	Washington Real Estate Investment Trust	292,821

		1,632,566

	Health Care—10.3%
12,027	CareTrust REIT, Inc.	291,655
28,711	HCP, Inc.	855,014
9,497	Healthcare Realty Trust, Inc.	293,267
3,082	LTC Properties, Inc.	138,875
17,414	Medical Properties Trust, Inc.	304,048
3,904	National Health Investors, Inc.	294,479
13,703	Omega Healthcare Investors, Inc.(b)	484,949
11,678	Physicians Realty Trust	210,905
15,122	Ventas, Inc.	924,105
16,269	Welltower, Inc.	1,212,528

		5,009,825

	Hotel & Resort—4.2%
50,895	Host Hotels & Resorts, Inc.	979,220
17,481	Park Hotels & Resorts, Inc.	560,790
5,405	Ryman Hospitality Properties, Inc.	430,238
5,997	Sunstone Hotel Investors, Inc.	86,357

		2,056,605

	Industrial—9.2%
9,291	Americold Realty Trust	297,405
19,538	Duke Realty Corp.	608,023
3,650	EastGroup Properties, Inc.	417,305
18,011	Industrial Logistics Properties Trust	357,518

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Industrial (continued)
27,064	Prologis, Inc.	$2,074,997
6,879	Rexford Industrial Realty, Inc.	260,645
5,044	STAG Industrial, Inc.	145,166
7,512	Terreno Realty Corp.	335,411

		4,496,470

	Office—10.5%
5,844	Alexandria Real Estate Equities, Inc.	832,127
8,449	Boston Properties, Inc.	1,162,752
7,755	Columbia Property Trust, Inc.	176,116
5,386	Corporate Office Properties Trust	150,162
10,402	Douglas Emmett, Inc.	428,458
8,466	Highwoods Properties, Inc.	377,414
5,570	Hudson Pacific Properties, Inc.	194,170
2,356	Kilroy Realty Corp.	181,200
9,615	Paramount Group, Inc.	139,321
15,758	Piedmont Office Realty Trust, Inc., Class A	328,082
6,424	SL Green Realty Corp.	567,496
8,556	Vornado Realty Trust	591,562

		5,128,860

	Residential—15.3%
4,059	American Campus Communities, Inc.	191,585
14,142	American Homes 4 Rent, Class A	339,125
9,633	Apartment Investment & Management Co., Class A	475,485
6,689	AvalonBay Communities, Inc.	1,344,021
5,144	Camden Property Trust	517,744
4,589	Equity LifeStyle Properties, Inc.	535,536
17,653	Equity Residential	1,349,042
3,566	Essex Property Trust, Inc.	1,007,395
6,345	Mid-America Apartment Communities, Inc.	694,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Active U.S. Real Estate ETF (PSR) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential (continued)
3,655	Sun Communities, Inc.	$449,857
13,240	UDR, Inc.	595,138

		7,499,135

	Retail—14.5%
2,259	Agree Realty Corp.	147,897
5,323	Federal Realty Investment Trust	712,484
28,723	Kimco Realty Corp.	499,493
10,383	National Retail Properties, Inc.	546,353
12,715	Realty Income Corp.	890,177
8,762	Regency Centers Corp.	588,543
19,256	Retail Properties of America, Inc., Class A	236,656
15,014	Simon Property Group, Inc.	2,607,932
9,145	Spirit Realty Capital, Inc.	370,007
5,225	Taubman Centers, Inc.	257,592
7,120	Weingarten Realty Investors	206,053

		7,063,187

	Specialized—32.7%
18,828	American Tower Corp.	3,677,108
13,841	CatchMark Timber Trust, Inc., Class A	138,410
2,110	CoreSite Realty Corp.	230,855
16,224	Crown Castle International Corp.	2,040,655
6,392	CubeSmart	203,969
7,460	Digital Realty Trust, Inc.	878,117
8,093	EPR Properties	638,214
2,697	Equinix, Inc.	1,226,326
6,227	Extra Space Storage, Inc.	645,678
11,504	Gaming and Leisure Properties, Inc.	464,532
5,704	Iron Mountain, Inc.	185,266
9,387	Lamar Advertising Co., Class A	776,023
4,111	Life Storage, Inc.	391,737
12,548	National Storage Affiliates Trust	367,154
22,589	Outfront Media, Inc.	538,296
6,762	Public Storage	1,495,619
10,792	Rayonier, Inc.	343,078
5,239	SBA Communications Corp.(c)	1,067,341
25,028	Weyerhaeuser Co.	670,750

		15,979,128

	Total Real Estate Investment Trusts (Cost $43,658,817)	48,865,776

	Money Market Funds—0.0%
2,671	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $2,671)	2,671

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $43,661,488)—100.0%	48,868,447

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.9%
330,652	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(d)(e)	$330,652
110,184	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	110,217

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $440,869)	440,869

	Total Investments in Securities (Cost $44,102,357)—100.9%	49,309,316

	Other assets less liabilities—(0.9)%	(422,798)

	Net Assets—100.0%	$48,886,518

Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2019

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2019
US Equities	43.2
Fixed Income	39.9
International and Developed Equities	15.8
Emerging Markets Equities	1.2
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
3,151	Invesco Corporate Income Defensive ETF	$80,218
1,834	Invesco Corporate Income Value ETF	45,649
3,771	Invesco Emerging Markets Sovereign Debt ETF	105,437
6,605	Invesco Investment Grade Defensive ETF	168,725
3,638	Invesco Investment Grade Value ETF	94,054
8,699	Invesco RAFITM Strategic Developed ex-US ETF	217,736
2,190	Invesco RAFITM Strategic Emerging Markets ETF	58,057
15,423	Invesco RAFITM Strategic US ETF	387,580
8,784	Invesco RAFITM Strategic US Small Company ETF	208,181
3,916	Invesco S&P 500® Low Volatility ETF	210,563
2,753	Invesco S&P 500® Pure Growth ETF	328,075
1,372	Invesco S&P Emerging Markets Low Volatility ETF	33,257
4,815	Invesco S&P International Developed Low Volatility ETF	159,377
1,165	Invesco S&P MidCap Low Volatility ETF(b)	59,671
2,292	Invesco Senior Loan ETF	52,647
6,077	Invesco Taxable Municipal Bond ETF	183,890
15,096	Invesco Variable Rate Investment Grade ETF	376,192

	Total Exchange-Traded Funds (Cost $2,724,917)	2,769,309

	Money Market Funds—0.1%
4,133	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $4,133)	4,133

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,729,050)—100.2%	2,773,442

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.0%
40,547	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(c)(d)	$40,547
13,425	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	13,429

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,976)	53,976

	Total Investments in Securities (Cost $2,783,026)—102.2%	2,827,418

	Other assets less liabilities—(2.2)%	(60,203)

	Net Assets—100.0%	$2,767,215

Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2019

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2019
Fixed Income	72.2
US Equities	23.9
International and Developed Equities	4.0
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
5,602	Invesco Corporate Income Defensive ETF	$142,616
3,230	Invesco Corporate Income Value ETF	80,395
5,442	Invesco Emerging Markets Sovereign Debt ETF	152,158
10,149	Invesco Investment Grade Defensive ETF	259,256
5,616	Invesco Investment Grade Value ETF	145,192
13,950	Invesco Preferred ETF(b)	202,554
7,549	Invesco PureBetaSM 0-5 Yr US TIPS ETF	188,008
2,051	Invesco RAFITM Strategic Developed ex-US ETF	51,337
7,046	Invesco RAFITM Strategic US ETF	177,066
1,629	Invesco S&P 500® Low Volatility ETF	87,591
1,274	Invesco S&P 500® Pure Growth ETF	151,823
1,570	Invesco S&P International Developed Low Volatility ETF	51,967
8,819	Invesco Senior Loan ETF	202,572
5,995	Invesco Taxable Municipal Bond ETF	181,409
20,911	Invesco Variable Rate Investment Grade ETF	521,102

	Total Exchange-Traded Funds (Cost $2,561,552)	2,595,046

	Money Market Funds—0.2%
6,182	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $6,182)	6,182

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,567,734)—100.3%	2,601,228

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—7.9%
152,785	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(c)(d)	$152,785
50,937	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	50,952

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $203,737)	203,737

	Total Investments in Securities (Cost $2,771,471)—108.2%	2,804,965

	Other assets less liabilities—(8.2)%	(212,643)

	Net Assets—100.0%	$2,592,322

Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2019

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2019
US Equities	55.2
International and Developed Equities	22.9
Fixed Income	19.9
Emerging Markets Equities	2.0
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
2,781	Invesco Emerging Markets Sovereign Debt ETF	$77,757
6,827	Invesco Investment Grade Defensive ETF	174,396
3,747	Invesco Investment Grade Value ETF	96,872
19,332	Invesco RAFITM Strategic Developed ex-US ETF	483,880
5,683	Invesco RAFITM Strategic Emerging Markets ETF	150,656
28,396	Invesco RAFITM Strategic US ETF	713,592
15,041	Invesco RAFITM Strategic US Small Company ETF	356,472
7,791	Invesco S&P 500® Low Volatility ETF	418,922
5,460	Invesco S&P 500® Pure Growth ETF	650,668
3,560	Invesco S&P Emerging Markets Low Volatility ETF	86,294
10,624	Invesco S&P International Developed Low Volatility ETF	351,654
1,856	Invesco S&P MidCap Low Volatility ETF(b)	95,064
2,944	Invesco S&P SmallCap Low Volatility ETF	142,372
6,401	Invesco Taxable Municipal Bond ETF	193,694
12,786	Invesco Variable Rate Investment Grade ETF(b)	318,627

	Total Exchange-Traded Funds (Cost $4,251,752)	4,310,920

	Money Market Funds—0.1%
3,129	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $3,129)	3,129

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,254,881)—100.1%	4,314,049

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.1%
67,681	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(c)(d)	$67,681
21,704	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	21,711

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,392)	89,392

	Total Investments in Securities (Cost $4,344,273)—102.2%	4,403,441

	Other assets less liabilities—(2.2)%	(93,735)

	Net Assets—100.0%	$4,309,706

Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2019

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2019
Fixed Income	54.2
US Equities	36.0
International and Developed Equities	9.9
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
7,054	Invesco Corporate Income Defensive ETF	$179,581
4,054	Invesco Corporate Income Value ETF	100,905
8,397	Invesco Emerging Markets Sovereign Debt ETF	234,780
11,689	Invesco Investment Grade Defensive ETF	298,596
6,555	Invesco Investment Grade Value ETF	169,468
16,146	Invesco Preferred ETF(b)	234,440
9,156	Invesco PureBetaSM 0-5 Yr US TIPS ETF	228,030
7,981	Invesco RAFITM Strategic Developed ex-US ETF	199,764
15,725	Invesco RAFITM Strategic US ETF	395,169
6,407	Invesco RAFITM Strategic US Small Company ETF	151,846
3,972	Invesco S&P 500® Low Volatility ETF	213,574
3,050	Invesco S&P 500® Pure Growth ETF	363,469
6,108	Invesco S&P International Developed Low Volatility ETF	202,175
1,779	Invesco S&P MidCap Low Volatility ETF(b)	91,120
7,655	Invesco Senior Loan ETF	175,835
9,664	Invesco Taxable Municipal Bond ETF	292,433
20,403	Invesco Variable Rate Investment Grade ETF	508,443

	Total Exchange-Traded Funds (Cost $3,974,339)	4,039,628

	Money Market Funds—0.2%
7,769	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $7,769)	7,769

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $3,982,108)—100.3%	4,047,397

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.1%
63,211	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(c)(d)	$63,211
21,149	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	21,155

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,366)	84,366

	Total Investments in Securities (Cost $4,066,474)—102.4%	4,131,763

	Other assets less liabilities—(2.4)%	(95,260)

	Net Assets—100.0%	$4,036,503

Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Information Technology	16.9
Health Care	10.6
Financials	10.4
Communication Services	8.1
Consumer Discretionary	8.0
Industrials	7.4
Consumer Staples	5.6
Energy	4.1
Sector Types Each Less Than 3%	6.9
Money Market Funds Plus Other Assets Less Liabilities	22.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—78.0%
	Communication Services—8.1%
959	Activision Blizzard, Inc.	$46,233
380	Alphabet, Inc., Class A(b)	455,605
390	Alphabet, Inc., Class C(b)	463,507
9,232	AT&T, Inc.	285,823
440	CBS Corp., Class B	22,559
1,202	CenturyLink, Inc.	13,727
220	Charter Communications, Inc., Class A(b)	81,662
5,736	Comcast Corp., Class A	249,688
199	Discovery, Inc., Class A(b)	6,149
457	Discovery, Inc., Class C(b)	13,143
291	DISH Network Corp., Class A(b)	10,220
386	Electronic Arts, Inc.(b)	36,535
3,030	Facebook, Inc., Class A(b)	586,002
446	Fox Corp., Class A(b)	17,390
205	Fox Corp., Class B(b)	7,892
488	Interpublic Group of Cos., Inc. (The)	11,224
555	Netflix, Inc.(b)	205,650
488	News Corp., Class A	6,061
135	News Corp., Class B	1,686
282	Omnicom Group, Inc.	22,568
142	Take-Two Interactive Software, Inc.(b)	13,750
130	TripAdvisor, Inc.(b)	6,920
918	Twitter, Inc.(b)	36,637
5,236	Verizon Communications, Inc.	299,447
467	Viacom, Inc., Class B	13,501
2,281	Walt Disney Co. (The)	312,429

		3,226,008

	Consumer Discretionary—8.0%
88	Advance Auto Parts, Inc.	14,636
524	Amazon.com, Inc.(b)	1,009,496
334	Aptiv PLC	28,624

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
32	AutoZone, Inc.(b)	$32,906
301	Best Buy Co., Inc.	22,397
57	Booking Holdings, Inc.(b)	105,734
264	BorgWarner, Inc.	11,027
194	Capri Holdings Ltd.(b)	8,552
216	CarMax, Inc.(b)(c)	16,818
505	Carnival Corp.	27,704
30	Chipotle Mexican Grill, Inc.(b)	20,641
427	D.R. Horton, Inc.	18,920
161	Darden Restaurants, Inc.	18,934
334	Dollar General Corp.	42,114
304	Dollar Tree, Inc.(b)	33,829
1,091	eBay, Inc.	42,276
145	Expedia Group, Inc.	18,827
135	Foot Locker, Inc.	7,723
4,932	Ford Motor Co.	51,539
247	Gap, Inc. (The)	6,442
154	Garmin Ltd.	13,204
1,655	General Motors Co.	64,462
190	Genuine Parts Co.	19,483
261	H&R Block, Inc.	7,102
458	Hanesbrands, Inc.	8,276
190	Harley-Davidson, Inc.	7,074
147	Hasbro, Inc.	14,973
370	Hilton Worldwide Holdings, Inc.	32,186
1,435	Home Depot, Inc. (The)	292,310
203	Kohl’s Corp.	14,433
290	L Brands, Inc.	7,436
166	Leggett & Platt, Inc.	6,534
367	Lennar Corp., Class A	19,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
400	LKQ Corp.(b)	$12,040
1,011	Lowe’s Cos., Inc.	114,385
390	Macy’s, Inc.	9,181
361	Marriott International, Inc., Class A	49,248
438	Mattel, Inc.(b)	5,339
976	McDonald’s Corp.	192,828
637	MGM Resorts International	16,963
77	Mohawk Industries, Inc.(b)	10,491
496	Newell Brands, Inc.	7,132
1,603	NIKE, Inc., Class B	140,791
144	Nordstrom, Inc.	5,907
279	Norwegian Cruise Line Holdings Ltd.(b)	15,733
100	O’Reilly Automotive, Inc.(b)	37,857
300	PulteGroup, Inc.	9,438
96	PVH Corp.	12,383
67	Ralph Lauren Corp.	8,816
474	Ross Stores, Inc.	46,291
220	Royal Caribbean Cruises Ltd.	26,607
1,567	Starbucks Corp.	121,725
365	Tapestry, Inc.	11,779
664	Target Corp.	51,407
142	Tiffany & Co.	15,310
1,565	TJX Cos., Inc. (The)	85,887
154	Tractor Supply Co.	15,939
72	Ulta Beauty, Inc.(b)	25,127
238	Under Armour, Inc., Class A(b)	5,495
244	Under Armour, Inc., Class C(b)	5,056
415	VF Corp.	39,180
77	Whirlpool Corp.	10,689
118	Wynn Resorts Ltd.	17,045
394	Yum! Brands, Inc.	41,130

		3,212,906

	Consumer Staples—5.6%
2,376	Altria Group, Inc.	129,088
704	Archer-Daniels-Midland Co.	31,398
211	Brown-Forman Corp., Class B	11,244
245	Campbell Soup Co.(c)	9,479
310	Church & Dwight Co., Inc.	23,235
164	Clorox Co. (The)	26,196
4,876	Coca-Cola Co. (The)	239,217
1,094	Colgate-Palmolive Co.	79,632
649	Conagra Brands, Inc.	19,976
211	Constellation Brands, Inc., Class A	44,662
556	Costco Wholesale Corp.	136,515
571	Coty, Inc., Class A(c)	6,178
279	Estee Lauder Cos., Inc. (The), Class A	47,935
754	General Mills, Inc.	38,808
173	Hershey Co. (The)	21,599
341	Hormel Foods Corp.	13,620
142	JM Smucker Co. (The)	17,414
315	Kellogg Co.	18,995
442	Kimberly-Clark Corp.	56,744
785	Kraft Heinz Co. (The)	26,093
1,008	Kroger Co. (The)	25,986
189	Lamb Weston Holdings, Inc.	13,239
160	McCormick & Co., Inc.	24,635

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
244	Molson Coors Brewing Co., Class B	$15,662
1,842	Mondelez International, Inc., Class A	93,666
503	Monster Beverage Corp.(b)	29,979
1,787	PepsiCo, Inc.	228,825
1,962	Philip Morris International, Inc.	169,831
3,170	Procter & Gamble Co. (The)	337,542
609	Sysco Corp.	42,855
369	Tyson Foods, Inc., Class A	27,679
1,012	Walgreens Boots Alliance, Inc.	54,213
1,804	Walmart, Inc.	185,523

		2,247,663

	Energy—4.1%
640	Anadarko Petroleum Corp.	46,624
478	Apache Corp.	15,731
646	Baker Hughes a GE Co.	15,517
539	Cabot Oil & Gas Corp.	13,955
2,411	Chevron Corp.	289,465
129	Cimarex Energy Co.	8,857
253	Concho Resources, Inc.	29,191
1,436	ConocoPhillips	90,640
556	Devon Energy Corp.	17,870
195	Diamondback Energy, Inc.	20,746
730	EOG Resources, Inc.	70,117
5,370	Exxon Mobil Corp.	431,104
1,112	Halliburton Co.	31,503
139	Helmerich & Payne, Inc.	8,134
312	Hess Corp.	20,006
188	HollyFrontier Corp.	8,973
2,467	Kinder Morgan, Inc.	49,019
1,056	Marathon Oil Corp.	17,994
854	Marathon Petroleum Corp.	51,983
481	National Oilwell Varco, Inc.	12,573
610	Noble Energy, Inc.	16,507
953	Occidental Petroleum Corp.	56,113
525	ONEOK, Inc.	35,663
534	Phillips 66	50,340
214	Pioneer Natural Resources Co.	35,623
1,743	Schlumberger Ltd.	74,391
568	TechnipFMC PLC (United Kingdom)	13,967
534	Valero Energy Corp.	48,412
1,534	Williams Cos., Inc. (The)	43,458

		1,624,476

	Financials—10.4%
66	Affiliated Managers Group, Inc.	7,321
958	Aflac, Inc.	48,264
421	Allstate Corp. (The)	41,704
877	American Express Co.	102,811
1,118	American International Group, Inc.	53,183
172	Ameriprise Financial, Inc.	25,244
306	Aon PLC	55,123
229	Arthur J. Gallagher & Co.	19,149
66	Assurant, Inc.	6,270
11,384	Bank of America Corp.	348,123
1,114	Bank of New York Mellon Corp. (The)	55,321
976	BB&T Corp.	49,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,466	Berkshire Hathaway, Inc., Class B(b)	$534,407
155	BlackRock, Inc.	75,212
594	Capital One Financial Corp.	55,141
142	Cboe Global Markets, Inc.	14,429
1,515	Charles Schwab Corp. (The)	69,357
584	Chubb Ltd.	84,797
193	Cincinnati Financial Corp.	18,563
2,981	Citigroup, Inc.	210,757
590	Citizens Financial Group, Inc.	21,358
450	CME Group, Inc.	80,505
200	Comerica, Inc.	15,718
423	Discover Financial Services	34,470
328	E*TRADE Financial Corp.	16,616
50	Everest Re Group Ltd.	11,775
978	Fifth Third Bancorp	28,186
202	First Republic Bank	21,335
375	Franklin Resources, Inc.	12,971
434	Goldman Sachs Group, Inc. (The)	89,369
451	Hartford Financial Services Group, Inc. (The)	23,592
1,342	Huntington Bancshares, Inc.	18,681
723	Intercontinental Exchange, Inc.	58,816
460	Invesco Ltd.(d)	10,106
328	Jefferies Financial Group, Inc.	6,747
4,150	JPMorgan Chase & Co.	481,608
1,311	KeyCorp	23,008
259	Lincoln National Corp.	17,280
356	Loews Corp.	18,259
173	M&T Bank Corp.	29,422
639	Marsh & McLennan Cos., Inc.	60,251
1,214	MetLife, Inc.	56,002
211	Moody’s Corp.	41,487
1,651	Morgan Stanley	79,661
111	MSCI, Inc.	25,017
143	Nasdaq, Inc.	13,185
280	Northern Trust Corp.	27,594
478	People’s United Financial, Inc.	8,265
575	PNC Financial Services Group, Inc. (The)	78,735
334	Principal Financial Group, Inc.	19,091
732	Progressive Corp. (The)	57,206
526	Prudential Financial, Inc.	55,603
169	Raymond James Financial, Inc.	15,475
1,311	Regions Financial Corp.	20,360
313	S&P Global, Inc.	69,067
478	State Street Corp.	32,341
564	SunTrust Banks, Inc.	36,931
67	SVB Financial Group(b)	16,865
838	Synchrony Financial	29,053
306	T. Rowe Price Group, Inc.	32,895
129	Torchmark Corp.	11,308
336	Travelers Cos., Inc. (The)	48,300
273	Unum Group	10,079
1,906	US Bancorp	101,628
5,189	Wells Fargo & Co.	251,200
165	Willis Towers Watson PLC	30,416
221	Zions Bancorp NA	10,902

		4,133,886

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care—10.6%
2,225	Abbott Laboratories	$177,021
1,869	AbbVie, Inc.	148,380
56	ABIOMED, Inc.(b)	15,535
398	Agilent Technologies, Inc.	31,243
281	Alexion Pharmaceuticals, Inc.(b)	38,253
92	Align Technology, Inc.(b)	29,871
397	Allergan PLC	58,359
197	AmerisourceBergen Corp.	14,728
789	Amgen, Inc.	141,483
326	Anthem, Inc.	85,748
604	Baxter International, Inc.	46,085
342	Becton, Dickinson and Co.	82,333
250	Biogen, Inc.(b)	57,310
1,742	Boston Scientific Corp.(b)	64,663
2,066	Bristol-Myers Squibb Co.	95,924
371	Cardinal Health, Inc.	18,071
889	Celgene Corp.(b)	84,153
514	Centene Corp.(b)	26,502
418	Cerner Corp.(b)	27,776
479	Cigna Corp.	76,084
63	Cooper Cos., Inc. (The)	18,265
1,643	CVS Health Corp.	89,346
797	Danaher Corp.	105,555
161	DaVita, Inc.(b)	8,894
283	DENTSPLY SIRONA, Inc.	14,470
264	Edwards Lifesciences Corp.(b)	46,482
1,098	Eli Lilly & Co.	128,510
1,629	Gilead Sciences, Inc.	105,950
338	HCA Healthcare, Inc.	43,004
194	Henry Schein, Inc.(b)	12,428
339	Hologic, Inc.(b)	15,723
171	Humana, Inc.	43,675
110	IDEXX Laboratories, Inc.(b)	25,520
187	Illumina, Inc.(b)	58,344
224	Incyte Corp.(b)	17,203
145	Intuitive Surgical, Inc.(b)	74,041
198	IQVIA Holdings, Inc.(b)	27,502
3,375	Johnson & Johnson	476,550
125	Laboratory Corp. of America Holdings(b)	19,990
250	McKesson Corp.	29,813
1,701	Medtronic PLC	151,066
3,280	Merck & Co., Inc.	258,169
30	Mettler-Toledo International, Inc.(b)	22,358
648	Mylan NV(b)	17,490
221	Nektar Therapeutics(b)	7,076
141	PerkinElmer, Inc.	13,513
159	Perrigo Co. PLC	7,619
7,035	Pfizer, Inc.	285,691
170	Quest Diagnostics, Inc.	16,385
100	Regeneron Pharmaceuticals, Inc.(b)	34,314
182	ResMed, Inc.	19,021
392	Stryker Corp.	74,053
57	Teleflex, Inc.	16,312
510	Thermo Fisher Scientific, Inc.	141,500
1,217	UnitedHealth Group, Inc.	283,646
104	Universal Health Services, Inc., Class B	13,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
114	Varian Medical Systems, Inc.(b)	$15,523
329	Vertex Pharmaceuticals, Inc.(b)	55,594
90	Waters Corp.(b)	19,219
60	WellCare Health Plans, Inc.(b)	15,501
256	Zimmer Biomet Holdings, Inc.	31,529
611	Zoetis, Inc.	62,224

		4,241,784

	Industrials—7.4%
732	3M Co.	138,721
166	A.O. Smith Corp.	8,727
156	Alaska Air Group, Inc.	9,656
120	Allegion PLC	11,908
524	American Airlines Group, Inc.	17,910
288	AMETEK, Inc.	25,393
547	Arconic, Inc.	11,750
669	Boeing Co. (The)	252,675
171	C.H. Robinson Worldwide, Inc.	13,851
730	Caterpillar, Inc.	101,777
110	Cintas Corp.	23,885
255	Copart, Inc.(b)	17,167
983	CSX Corp.	78,276
184	Cummins, Inc.	30,597
404	Deere & Co.	66,915
787	Delta Air Lines, Inc.	45,874
189	Dover Corp.	18,530
537	Eaton Corp. PLC	44,474
788	Emerson Electric Co.	55,940
147	Equifax, Inc.	18,515
221	Expeditors International of Washington, Inc.	17,552
363	Fastenal Co.	25,610
307	FedEx Corp.	58,164
166	Flowserve Corp.	8,139
163	Fluor Corp.	6,476
368	Fortive Corp.	31,773
164	Fortune Brands Home & Security, Inc.	8,656
344	General Dynamics Corp.	61,480
10,982	General Electric Co.	111,687
150	Harris Corp.	25,275
930	Honeywell International, Inc.	161,476
52	Huntington Ingalls Industries, Inc.	11,574
451	IHS Markit Ltd.(b)	25,824
383	Illinois Tool Works, Inc.	59,606
310	Ingersoll-Rand PLC	38,009
111	J.B. Hunt Transport Services, Inc.	10,487
149	Jacobs Engineering Group, Inc.	11,613
1,171	Johnson Controls International PLC	43,912
133	Kansas City Southern	16,378
101	L3 Technologies, Inc.	22,077
311	Lockheed Martin Corp.	103,666
374	Masco Corp.	14,608
450	Nielsen Holdings PLC	11,488
341	Norfolk Southern Corp.	69,571
216	Northrop Grumman Corp.	62,621
444	PACCAR, Inc.	31,821
167	Parker-Hannifin Corp.	30,240
188	Pentair PLC	7,330

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
167	Quanta Services, Inc.	$6,780
362	Raytheon Co.	64,288
277	Republic Services, Inc.	22,941
151	Robert Half International, Inc.	9,376
152	Rockwell Automation, Inc.	27,468
187	Rollins, Inc.	7,231
134	Roper Technologies, Inc.	48,200
73	Snap-on, Inc.	12,284
641	Southwest Airlines Co.	34,761
193	Stanley Black & Decker, Inc.	28,294
308	Textron, Inc.	16,324
62	TransDigm Group, Inc.(b)	29,916
917	Union Pacific Corp.	162,346
286	United Continental Holdings, Inc.(b)	25,414
883	United Parcel Service, Inc., Class B	93,792
105	United Rentals, Inc.(b)	14,797
1,030	United Technologies Corp.	146,888
208	Verisk Analytics, Inc.	29,357
57	W.W. Grainger, Inc.	16,074
167	Wabtec Corp.(c)	12,370
499	Waste Management, Inc.	53,563
226	Xylem, Inc.	18,848

		2,960,966

	Information Technology—16.9%
808	Accenture PLC, Class A	147,597
616	Adobe, Inc.(b)	178,178
1,115	Advanced Micro Devices, Inc.(b)	30,807
207	Akamai Technologies, Inc.(b)	16,572
54	Alliance Data Systems Corp.	8,645
378	Amphenol Corp., Class A	37,634
471	Analog Devices, Inc.	54,749
108	ANSYS, Inc.(b)	21,146
5,685	Apple, Inc.	1,140,809
1,204	Applied Materials, Inc.	53,060
67	Arista Networks, Inc.(b)	20,923
279	Autodesk, Inc.(b)	49,721
556	Automatic Data Processing, Inc.	91,401
502	Broadcom, Inc.	159,837
144	Broadridge Financial Solutions, Inc.	17,011
360	Cadence Design Systems, Inc.(b)	24,977
5,579	Cisco Systems, Inc.	312,145
164	Citrix Systems, Inc.	16,557
729	Cognizant Technology Solutions Corp., Class A	53,188
1,010	Corning, Inc.	32,169
341	DXC Technology Co.	22,417
76	F5 Networks, Inc.(b)	11,924
410	Fidelity National Information Services, Inc.	47,531
504	Fiserv, Inc.(b)	43,969
112	FleetCor Technologies, Inc.(b)	29,226
162	FLIR Systems, Inc.	8,576
188	Fortinet, Inc.(b)	17,563
113	Gartner, Inc.(b)	17,964
198	Global Payments, Inc.	28,922
1,795	Hewlett Packard Enterprise Co.	28,379
1,943	HP, Inc.	38,763
5,699	Intel Corp.	290,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
1,129	International Business Machines Corp.	$158,365
329	Intuit, Inc.	82,599
49	IPG Photonics Corp.(b)	8,562
102	Jack Henry & Associates, Inc.	15,204
441	Juniper Networks, Inc.	12,247
244	Keysight Technologies, Inc.(b)	21,235
210	KLA-Tencor Corp.	26,771
196	Lam Research Corp.	40,656
1,147	Mastercard, Inc., Class A	291,613
356	Maxim Integrated Products, Inc.	21,360
303	Microchip Technology, Inc.	30,267
1,421	Micron Technology, Inc.(b)	59,767
9,730	Microsoft Corp.	1,270,738
208	Motorola Solutions, Inc.	30,141
314	NetApp, Inc.	22,875
768	NVIDIA Corp.	139,008
3,219	Oracle Corp.	178,107
399	Paychex, Inc.	33,640
1,486	PayPal Holdings, Inc.(b)	167,576
156	Qorvo, Inc.(b)	11,795
1,535	QUALCOMM, Inc.	132,210
224	Red Hat, Inc.(b)	40,887
972	salesforce.com, Inc.(b)	160,720
332	Seagate Technology PLC	16,042
225	Skyworks Solutions, Inc.	19,841
809	Symantec Corp.	19,586
191	Synopsys, Inc.(b)	23,126
430	TE Connectivity Ltd.	41,130
1,191	Texas Instruments, Inc.	140,336
207	Total System Services, Inc.	21,164
137	VeriSign, Inc.(b)	27,051
2,216	Visa, Inc., Class A	364,377
365	Western Digital Corp.	18,659
552	Western Union Co. (The)	10,731
254	Xerox Corp.	8,473
315	Xilinx, Inc.	37,844

		6,757,940

	Materials—2.1%
279	Air Products & Chemicals, Inc.	57,415
134	Albemarle Corp.	10,058
104	Avery Dennison Corp.	11,508
425	Ball Corp.	25,475
168	Celanese Corp.	18,126
283	CF Industries Holdings, Inc.	12,673
952	Dow, Inc.(b)	54,007
2,858	DowDuPont, Inc.	109,890
173	Eastman Chemical Co.	13,646
322	Ecolab, Inc.	59,274
171	FMC Corp.	13,519
1,826	Freeport-McMoRan, Inc.	22,478
133	International Flavors & Fragrances, Inc.(c)	18,326
508	International Paper Co.	23,780
697	Linde PLC (United Kingdom)	125,641
386	LyondellBasell Industries NV, Class A	34,057
81	Martin Marietta Materials, Inc.	17,974
448	Mosaic Co. (The)	11,697

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
1,038	Newmont Goldcorp Corp.	$32,240
395	Nucor Corp.	22,543
120	Packaging Corp. of America	11,899
306	PPG Industries, Inc.	35,955
198	Sealed Air Corp.	9,231
104	Sherwin-Williams Co. (The)	47,302
167	Vulcan Materials Co.	21,060
338	WestRock Co.	12,972

		832,746

	Real Estate—2.3%
143	Alexandria Real Estate Equities, Inc.	20,362
558	American Tower Corp.	108,977
197	Apartment Investment & Management Co., Class A	9,724
176	AvalonBay Communities, Inc.	35,364
195	Boston Properties, Inc.	26,836
397	CBRE Group, Inc., Class A(b)	20,672
527	Crown Castle International Corp.	66,286
264	Digital Realty Trust, Inc.	31,076
451	Duke Realty Corp.	14,035
106	Equinix, Inc.	48,198
470	Equity Residential	35,917
84	Essex Property Trust, Inc.	23,730
163	Extra Space Storage, Inc.	16,902
99	Federal Realty Investment Trust	13,251
608	HCP, Inc.	18,106
944	Host Hotels & Resorts, Inc.	18,163
363	Iron Mountain, Inc.	11,790
534	Kimco Realty Corp.	9,286
117	Macerich Co. (The)	4,696
142	Mid-America Apartment Communities, Inc.	15,536
791	Prologis, Inc.	60,646
192	Public Storage	42,467
386	Realty Income Corp.	27,024
219	Regency Centers Corp.	14,710
142	SBA Communications Corp.(b)	28,930
391	Simon Property Group, Inc.	67,917
104	SL Green Realty Corp.	9,187
343	UDR, Inc.	15,418
449	Ventas, Inc.	27,438
222	Vornado Realty Trust	15,349
490	Welltower, Inc.	36,520
949	Weyerhaeuser Co.	25,433

		919,946

	Utilities—2.5%
877	AES Corp.	15,014
303	Alliant Energy Corp.	14,311
309	Ameren Corp.	22,486
620	American Electric Power Co., Inc.	53,041
227	American Water Works Co., Inc.	24,559
148	Atmos Energy Corp.	15,146
637	CenterPoint Energy, Inc.	19,747
361	CMS Energy Corp.	20,054
408	Consolidated Edison, Inc.	35,153
1,014	Dominion Energy, Inc.	78,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
228	DTE Energy Co.	$28,662
922	Duke Energy Corp.	84,013
415	Edison International	26,465
241	Entergy Corp.	23,353
334	Evergy, Inc.	19,312
397	Eversource Energy	28,449
1,225	Exelon Corp.	62,414
638	FirstEnergy Corp.	26,815
609	NextEra Energy, Inc.	118,414
492	NiSource, Inc.	13,668
366	NRG Energy, Inc.	15,068
142	Pinnacle West Capital Corp.	13,528
916	PPL Corp.	28,588
641	Public Service Enterprise Group, Inc.	38,236
342	Sempra Energy	43,759
1,312	Southern Co. (The)	69,825
396	WEC Energy Group, Inc.	31,058
647	Xcel Energy, Inc.	36,555

		1,006,653

	Total Common Stocks & Other Equity Interests (Cost $27,483,372)	31,164,974

	Money Market Funds—17.7%
7,080,222	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(e) (Cost $7,080,222)	7,080,222

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $34,563,594)—95.7%	38,245,196

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.1%
43,310	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(e)(f)	$43,310
14,432	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	14,437

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,747)	57,747

	Total Investments in Securities (Cost $34,621,341)—95.8%	38,302,943

	Other assets less liabilities—4.2%	1,660,999

	Net Assets—100.0%	$39,963,942

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	Affiliated company. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	42	May-2019	$605,850	$(25,852)	$(25,852)
CBOE Volatility Index (VIX) Futures	25	June-2019	394,375	4,670	4,670
S&P 500 E-Mini Futures	53	June-2019	7,813,525	337,490	337,490

Total Futures Contracts				$316,308	$316,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Total Return Bond ETF (GTO)

April 30, 2019

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2019
U.S. Government Sponsored Agency Mortgage-Backed Securities	32.4
Corporate Bonds and Notes	28.3
U.S. Treasury Securities	21.2
Asset-Backed Securities	7.7
U.S. Government Sponsored Agency Securities	4.3
Municipal Bonds	3.2
Variable Rate Senior Loan Interests	2.1
Commercial Mortgage-Backed Securities	1.0
Preferred Stocks	0.6
U.S. Agency Mortgage Credit Risk Transfer	0.4
Sovereign Debt Obligations	0.3
Purchased Call Options	0.1
Other Assets Less Liabilities	(1.6)

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities—32.4%
	Commercial Mortgage-Backed Securities—9.0%
$964,013	Federal Home Loan Mortgage Corp. (FHLMC), Military Housing Bonds Resecuritization Trust Certificates, Class B1, Series 2015-R1(a)(b)	3.483%	11/25/2055	$1,017,901
250,000	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class AM, Series 2017-K066	3.200	06/25/2027	254,345
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class AFX, Series 2017-KGX1	3.000	10/25/2027	1,003,663
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class AM, Series 2018-K074	3.600	02/25/2028	1,046,020
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class A3, Series 2018-K154	3.459	11/25/2032	1,022,978
5,139,758	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013-K026(b)	1.115	11/25/2022	149,736
8,272,323	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013-K035(b)	0.527	08/25/2023	120,738
5,998,703	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K036(b)	0.887	10/25/2023	174,498
6,391,624	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K037(b)	1.143	01/25/2024	247,037
4,280,534	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K038(b)	1.312	03/25/2024	201,441
4,399,075	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2015-K042(b)	1.181	12/25/2024	221,585
29,117,226	FREMF Mortgage Trust, IO, Class X2A, Series 2013-K29(a)	0.125	05/25/2046	113,263

				5,573,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC)—3.5%
$491,420	Federal Home Loan Mortgage Corp. (FHLMC)	3.550%	10/01/2033	$498,222
1,180,000	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2046	1,191,731
500,000	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	05/01/2048	513,514

				2,203,467

	Federal National Mortgage Association (FNMA)—15.8%
500,000	Federal National Mortgage Association (FNMA)	2.990	09/01/2029	493,645
500,000	Federal National Mortgage Association (FNMA)	2.860	09/01/2029	490,469
500,000	Federal National Mortgage Association (FNMA)	3.050	10/01/2029	496,458
500,000	Federal National Mortgage Association (FNMA)	2.820	10/01/2029	488,599
500,000	Federal National Mortgage Association (FNMA)	2.900	11/01/2029	488,289
570,000	Federal National Mortgage Association (FNMA)	3.500	06/15/2030	581,736
860,000	Federal National Mortgage Association (FNMA)	3.000	06/15/2031	864,082
750,000	Federal National Mortgage Association (FNMA)	3.080	10/01/2032	735,509
488,399	Federal National Mortgage Association (FNMA)	3.240	11/01/2032	486,945
1,000,000	Federal National Mortgage Association (FNMA)	3.310	01/01/2033	1,004,374
440,000	Federal National Mortgage Association (FNMA)	2.500	06/01/2033	434,895
1,170,000	Federal National Mortgage Association (FNMA)	3.000	05/15/2046	1,156,312
900,000	Federal National Mortgage Association (FNMA)	4.000	05/15/2046	923,660
620,000	Federal National Mortgage Association (FNMA)	3.500	05/15/2046	625,655
541,671	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	558,718

				9,829,346

	Government National Mortgage Association (GNMA)—2.0%
350,000	Government National Mortgage Association (GNMA)	4.000	05/01/2045	360,445
865,000	Government National Mortgage Association (GNMA)	3.000	05/15/2048	862,956

				1,223,401

	Residential Mortgage-Backed Securities—2.1%
443,022	Federal Home Loan Mortgage Corp. (FHLMC), Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-3(c)	3.000	07/25/2056	438,667
849,875	Federal Home Loan Mortgage Corp. (FHLMC), Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-4(c)	2.750	06/25/2057	843,924

				1,282,591

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $20,095,322)			20,112,010

	Corporate Bonds and Notes—28.3%
	Advertising—0.4%
250,000	MDC Partners, Inc.(a)	6.500	05/01/2024	212,500

	Agriculture—0.1%
41,000	Altria Group, Inc.	4.400	02/14/2026	42,384

	Auto Manufacturers—1.1%
200,000	Ford Motor Credit Co. LLC	5.584	03/18/2024	210,433
448,000	Hyundai Capital America(a)	4.300	02/01/2024	460,240

				670,673

	Banks—4.5%
200,000	Banco do Brasil SA, MTN (Brazil)(a)	4.750	03/20/2024	204,440
100,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.38%)(d)	3.981	03/30/2021	101,812
390,000	Citigroup, Inc., Series P(e)	5.950		409,500
100,000	Citigroup, Inc., Series T(e)	6.250		107,125
250,000	Citizens Bank NA, BKNT (3 mo. USD LIBOR + 0.81%)(d)	3.456	05/26/2022	251,167
275,000	Cooperatieve Rabobank UA (Netherlands)(a)(e)	11.000		278,266
200,000	Credit Suisse Group AG (Switzerland)(a)(e)	7.500		211,277
292,000	HSBC Holdings PLC (United Kingdom)(e)	6.250		298,416
205,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.89%)(d)	3.482	07/23/2024	205,628
86,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(d)(e)	6.053		86,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
$100,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(d)	3.389%	03/05/2023	$100,259
205,000	Societe Generale SA (France)(a)(e)	7.375		208,628
200,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.44%)(a)(d)	4.042	09/24/2020	203,080
150,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(d)	4.377	04/14/2021	153,646

				2,819,572

	Chemicals—0.3%
200,000	SASOL Financing USA LLC (South Africa)	5.875	03/27/2024	212,360

	Commercial Services—0.4%
266,000	United Rentals North America, Inc.	5.250	01/15/2030	267,995

	Computers—0.1%
70,000	Dell International LLC/EMC Corp.(a)	4.900	10/01/2026	71,760

	Diversified Financial Services—2.1%
500,000	Aircastle Ltd.	4.400	09/25/2023	508,301
192,636	AMC East Communities LLC(a)	6.010	01/15/2053	219,993
150,000	Ares Finance Co. LLC(a)	4.000	10/08/2024	144,545
200,000	BOC Aviation Ltd., MTN (Singapore) (3 mo. USD LIBOR + 1.13%)(a)(d)	3.735	09/26/2023	200,425
71,000	Credit Acceptance Corp.(a)	6.625	03/15/2026	74,905
236,788	Fort Knox Military Housing Privatization Project (1 mo. USD LIBOR + 0.34%)(a)(d)	2.813	02/15/2052	172,255

				1,320,424

	Food—0.2%
121,000	Mars, Inc.(a)	2.700	04/01/2025	120,040

	Home Builders—0.5%
150,000	HP Communities LLC(a)	5.780	03/15/2046	173,651
100,000	HP Communities LLC(a)	5.860	09/15/2053	113,079

				286,730

	Insurance—2.3%
350,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	351,569
243,000	Brighthouse Financial, Inc.	4.700	06/22/2047	199,623
300,000	First American Financial Corp.	4.300	02/01/2023	304,969
350,000	MetLife, Inc.(a)	9.250	04/08/2038	480,375
100,000	Navigators Group, Inc. (The)	5.750	10/15/2023	106,799

				1,443,335

	Internet—0.5%
120,000	Match Group, Inc.(a)	5.625	02/15/2029	123,150
100,000	Netflix, Inc.(a)	3.875	11/15/2029	115,010
68,000	Netflix, Inc.(a)	5.375	11/15/2029	69,020

				307,180

	Media—2.0%
372,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.050	03/30/2029	394,235
50,000	Comcast Corp.	3.950	10/15/2025	52,422
243,000	Comcast Corp.	4.150	10/15/2028	257,413
75,000	Comcast Corp.	4.600	10/15/2038	80,861
76,000	Comcast Corp.	4.950	10/15/2058	85,130
366,000	Fox Corp.(a)	4.709	01/25/2029	394,092

				1,264,153

	Mining—0.7%
150,000	BHP Billiton Finance USA Ltd. (Australia)(a)	6.750	10/19/2075	168,937
250,000	Teck Resources Ltd. (Canada)	6.125	10/01/2035	273,205

				442,142

	Multi-National—0.5%
280,000	Africa Finance Corp., MTN (Supranational)(a)	4.375	04/17/2026	280,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Oil & Gas—2.4%
$297,000	Continental Resources, Inc.	5.000%	09/15/2022	$299,749
28,000	Petrobras Global Finance BV (Brazil)	5.750	02/01/2029	28,140
60,000	Petrobras Global Finance BV (Brazil)	6.900	03/19/2049	60,045
573,000	Saudi Arabian Oil Co., MTN (Saudi Arabia)(a)	2.875	04/16/2024	564,687
371,000	Saudi Arabian Oil Co., MTN (Saudi Arabia)(a)	3.500	04/16/2029	365,114
200,000	Saudi Arabian Oil Co., MTN (Saudi Arabia)(a)	4.250	04/16/2039	195,952

				1,513,687

	Pharmaceuticals—0.8%
240,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 1.01%)(a)(d)	3.621	12/15/2023	236,744
106,000	Cigna Corp. (3 mo. USD LIBOR + 0.89%)(a)(d)	3.487	07/15/2023	105,613
148,000	GlaxoSmithKline Capital PLC (United Kingdom)	2.875	06/01/2022	148,549

				490,906

	Pipelines—1.2%
307,000	Buckeye Partners LP	4.350	10/15/2024	312,163
61,000	Buckeye Partners LP	5.850	11/15/2043	62,040
70,000	Buckeye Partners LP	5.600	10/15/2044	69,185
71,000	Energy Transfer Operating LP, Series 20Y	5.800	06/15/2038	75,876
71,000	Energy Transfer Operating LP, Series 30Y	6.000	06/15/2048	77,200
34,000	Energy Transfer Operating LP, Series A(e)	6.250		32,555
144,000	Plains All American Pipeline LP, Series B(e)	6.125		138,960

				767,979

	Real Estate—1.6%
95,627	Atlantic Marine Corps. Communities LLC(a)	5.343	12/01/2050	103,999
230,653	Mid-Atlantic Military Family Communities LLC(a)	5.300	08/01/2050	220,501
100,437	Pacific Beacon LLC(a)	5.379	07/15/2026	107,420
500,000	Pacific Beacon LLC(a)	5.508	07/15/2036	559,990

				991,910

	REITs—1.6%
200,000	Fort Benning Family Communities LLC(a)	5.810	01/15/2051	217,031
180,000	Hospitality Properties Trust	5.250	02/15/2026	184,418
300,000	Lexington Realty Trust	4.400	06/15/2024	302,661
250,000	Senior Housing Properties Trust	4.750	02/15/2028	227,493
75,000	STORE Capital Corp.	4.625	03/15/2029	77,225

				1,008,828

	Retail—1.3%
285,000	Lowe’s Cos., Inc.	3.650	04/05/2029	285,701
200,000	Lowe’s Cos., Inc.	4.550	04/05/2049	204,040
289,000	Walmart, Inc.	2.850	07/08/2024	290,670

				780,411

	Semiconductors—0.3%
45,000	LAM Research Corp.	4.000	03/15/2029	46,629
40,000	LAM Research Corp.	4.875	03/15/2049	43,233
60,000	Micron Technology, Inc.	4.975	02/06/2026	61,831
35,000	Micron Technology, Inc.	5.327	02/06/2029	36,128

				187,821

	Telecommunications—2.3%
200,000	Altice France SA (France)(a)	7.375	05/01/2026	203,125
102,000	AT&T, Inc. (3 mo. USD LIBOR + 1.18%)(d)	3.777	06/12/2024	102,500
500,000	AT&T, Inc.	5.150	02/15/2050	525,580
95,000	Rogers Communications, Inc. (Canada)	4.350	05/01/2049	96,134
500,000	Verizon Communications, Inc.	3.875	02/08/2029	517,814

				1,445,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Trucking & Leasing—0.9%
$69,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(d)	3.253%	07/30/2021	$68,709
97,000	Aviation Capital Group LLC(a)	4.125	08/01/2025	98,488
50,000	Avolon Holdings Funding Ltd. (Ireland)(a)	4.375	05/01/2026	49,766
100,000	Park Aerospace Holdings Ltd. (Ireland)(a)	5.250	08/15/2022	104,350
204,000	SMBC Aviation Capital Finance DAC (Ireland)(a)	4.125	07/15/2023	209,827

				531,140

	Venture Capital—0.2%
129,000	Carlyle Finance LLC(a)	5.650	09/15/2048	130,838

	Total Corporate Bonds and Notes (Cost $17,340,899)			17,610,862

	U.S. Treasury Securities—21.0%
3,151,700	U.S. Treasury Bond	3.375	11/15/2048	3,426,981
2,772,200	U.S. Treasury Note	2.250	04/15/2022	2,772,904
2,370,200	U.S. Treasury Note	2.250	04/30/2024	2,366,821
362,300	U.S. Treasury Note	2.375	04/30/2026	361,932
4,061,300	U.S. Treasury Note	2.625	02/15/2029	4,103,182

	Total U.S. Treasury Securities (Cost $12,956,081)			13,031,820

	Asset-Backed Securities—7.7%
500,000	Anchorage Credit Funding Ltd., Class A, Series 2016-4A (Cayman Islands)(a)	3.500	02/15/2035	491,941
362,319	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(d)	2.617	11/25/2036	353,872
589,500	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2017-1A (3 mo. USD LIBOR + 1.25%)(a)(d)	3.830	07/25/2047	590,940
300,000	Golub Capital Partners CLO Ltd., Class A2R, Series 2017-16A (Cayman Islands) (3 mo. USD LIBOR + 1.85%)(a)(d)	4.621	07/25/2029	298,836
427,000	Golub Capital Partners CLO Ltd., Class A, Series 2019-41A (Cayman Islands) (3 mo. USD LIBOR + 1.37%)(a)(d)	3.980	04/20/2029	427,064
250,000	Newstar Commercial Loan Funding LLC, Class B, Series 2016-1A (3 mo. USD LIBOR + 3.75%)(a)(d)	6.401	02/25/2028	250,186
482,031	Store Master Funding I-VII, Class A2, Series 2016-1A(a)	4.320	10/20/2046	489,284
147,375	Taco Bell Funding LLC, Class A23, Series 2016-1A(a)	4.970	05/25/2046	153,296
256,087	Textainer Marine Containers V Ltd., Class A, Series 2017-2A(a)	3.520	06/20/2042	253,188
482,500	Wendy’s Funding LLC, Class A23, Series 2015-1A(a)	4.497	06/15/2045	496,744
500,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(d)	4.401	07/18/2028	500,039
500,000	Woodmont Trust, Class A1, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.73%)(a)(d)	4.326	10/18/2029	495,628

	Total Asset-Backed Securities (Cost $4,821,794)			4,801,018

	U.S. Government Sponsored Agency Securities—4.3%
150,000	Federal Home Loan Mortgage Corp. (FHLMC), MTN(f)	0.000	12/14/2029	109,736
350,000	Federal Home Loan Mortgage Corp. (FHLMC), Coupon Strips, Series 6.75(f)	0.000	09/15/2030	249,038
450,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	05/15/2029	333,668
1,300,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	01/15/2030	942,983
850,000	Federal National Mortgage Association (FNMA), Principal Strips, MTN(f)	0.000	05/15/2030	615,703
100,000	Tennessee Valley Authority	5.375	04/01/2056	138,982
250,000	Tennessee Valley Authority	4.250	09/15/2065	286,725

	Total U.S. Government Sponsored Agency Securities (Cost $2,600,337)			2,676,835

	Municipal Bonds—3.2%
	Ad Valorem Property Tax—0.7%
200,000	Illinois State Ser. 10 AGM	6.630	02/01/2035	235,586
130,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	194,097

				429,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Electric Power Revenue—0.6%
$255,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.574%	07/01/2045	$368,082

	General Fund—0.9%
350,000	California State Ser. 10	7.600	11/01/2040	546,403

	Port, Airport & Marina Revenue—0.3%
155,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Sixty-Fourth) Rev. Ser. 10	5.647	11/01/2040	196,690

	Tax Increment Revenue—0.4%
250,000	Santa Cruz County California Redevelopment Successor Agency Ref. Ser. 17A AGM	3.750	09/01/2032	249,188

	Transit Revenue—0.3%
140,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	188,231

	Total Municipal Bonds (Cost $1,968,599)			1,978,277

	Variable Rate Senior Loan Interests—2.1%(g)(h)
	Building Materials—0.2%
108,467	DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(d)	5.601	06/03/2024	106,230

	Computers—0.3%
118,633	Optiv, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	5.749	02/01/2024	112,306
98,500	Peak 10 Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(d)	6.101	08/01/2024	91,063

				203,369

	Food—0.3%
168,747	Chobani LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)(d)	5.999	10/07/2023	166,849

	Household Products/Wares—0.4%
246,875	Diamond (BC) BV, First Lien Term Loan (Netherlands) (3 mo. USD LIBOR + 3.00%)(d)	5.744	09/06/2024	238,543

	Media—0.3%
194,738	Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	6.734	06/07/2023	188,074

	Software—0.6%
187,209	Almonde, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(d)	6.101	06/16/2024	185,942
193,263	Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.750	06/01/2022	193,556

				379,498

	Total Variable Rate Senior Loan Interests (Cost $1,314,560)			1,282,563

	Commercial Mortgage-Backed Securities—1.0%
500,000	GS Mortgage Securities Corp. Trust, Class C, Series 2017-STAY (1 mo. USD LIBOR + 1.35%)(a)(d)	3.823	07/15/2032	489,614
1,934,789	Wells Fargo Commercial Mortgage Trust, IO, Class XA, Series 2016-NXS5(b)	1.682	01/15/2059	130,388

	Total Commercial Mortgage-Backed Securities (Cost $601,525)			620,002

	U.S. Agency Mortgage Credit Risk Transfer—0.4%
	Structured Agency Credit Risk (STACR)—0.4%(i)
246,600	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2019-HQA2 (1 mo. USD LIBOR + 0.70%)(a)(d) (Cost $246,600)	3.181	04/25/2049	246,600

	Sovereign Debt Obligations—0.3%
	Qatar—0.3%
200,000	Qatar Government International Bond(a) (Cost $199,780)	3.375	03/14/2024	203,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Interest Rate	Maturity Date	Value
	Preferred Stocks—0.6%
	Banks—0.6%
266	Wells Fargo & Co., 7.500%, Series L(j) (Cost $337,953)			$347,779

Principal Amount
	Short-Term Investments—0.2%
	U.S. Treasury Securities—0.2%(k)(l)
$125,000	U.S. Treasury Bill	2.401%	06/27/2019	124,531
15,000	U.S. Treasury Bill	2.389	06/27/2019	14,943
15,000	U.S. Treasury Bill	2.392	06/27/2019	14,944

	Total U.S. Treasury Securities (Cost $154,407)			154,418

	Purchased Call Options—0.1%
	(Cost $67,211)(m)			68,905

	Total Investments in Securities (Cost $62,705,068)—101.6%			63,134,089

	Other assets less liabilities—(1.6)%			(985,541)

	Net Assets—100.0%			$62,148,548

Abbreviations:

AGM—Assured Guaranty Municipal Corp.

BKNT—Bank Note

CLO—Collateralized Loan Obligation

IO—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium-Term Note

Ref.—Refunding

REIT—Real Estate Investment Trust

Rev.—Revenue

Ser.—Series

USD—U.S. Dollar

Notes	to Schedule of Investments:
(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $14,913,933, which represented 24.00% of the Fund’s Net Assets.

(b)	Interest Rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect April 30, 2019.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)	Variable rate coupon. Stated interest rate was in effect at April 30, 2019.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(j)	Non-income producing security.
(k)	Security trade on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	The table below details options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Total Return Bond ETF (GTO) (continued)

April 30, 2019

(Unaudited)

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
Currency Risk
5/28/2019	Goldman Sachs International	EUR	100,000	USD	111,597	$(754)

Currency Abbreviations:

EUR—Euro

USD—U.S. Dollar

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
2-Year US Treasury Note Future	27	June-2019	$5,751,211	$19,981	$19,981
5-Year US Treasury Note Future	36	June-2019	4,163,063	29,727	29,727
10-Year US Treasury Note Future	36	June-2019	4,452,188	10,039	10,039
Ultra Long Term US Treasury Bond Future	6	June-2019	985,688	18,134	18,134

Subtotal—Long Futures Contracts				77,881	77,881

Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bond Future	24	June-2019	(3,539,250)	(45,995)	(45,995)
Ultra 10-Year US Treasury Note Future	88	June-2019	(11,596,750)	(101,009)	(101,009)

Subtotal—Short Futures Contracts				(147,004)	(147,004)

Total Futures Contracts				$(69,123)	$(69,123)

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/18/2020	2	$2,950	$590,000	$47,600
S&P 500 Index	Call	12/18/2020	1	3,000	300,000	21,305

Total Index Options Purchased						$68,905

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	6/19/2020	2	$2,750	$(63,972)	$550,000	$(64,960)	$(988)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Ultra Short Duration ETF (GSY)

April 30, 2019

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2019
Corporate Bonds and Notes	52.4
Commercial Paper	26.6
Asset-Backed Securities	10.6
Collateralized Mortgage Obligations	5.0
Repurchase Agreements	3.0
U.S. Treasury Securities	1.5
Commercial Mortgage-Backed Securities	0.8
Variable Rate Senior Loan Interests	0.2
Other Assets Less Liabilities	(0.1)

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—52.4%
	Advertising—0.1%
$2,000,000	Interpublic Group of Cos., Inc. (The)	3.500%	10/01/2020	$2,017,145

	Aerospace/Defense—1.5%
10,000,000	General Dynamics Corp.	2.875	05/11/2020	10,035,933
10,000,000	Northrop Grumman Corp.	5.050	08/01/2019	10,059,730
3,575,000	United Technologies Corp.	1.500	11/01/2019	3,554,772
4,631,000	United Technologies Corp.	3.350	08/16/2021	4,688,139
6,772,000	United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(a)	3.333	08/16/2021	6,779,087

				35,117,661

	Agriculture—0.3%
8,314,000	Altria Group, Inc.	2.625	01/14/2020	8,298,952

	Auto Manufacturers—2.5%
10,666,000	American Honda Finance Corp., GMTN (3 mo. USD LIBOR + 0.47%)(a)	3.059	01/08/2021	10,717,731
6,552,000	General Motors Co. (3 mo. USD LIBOR + 0.80%)(a)	3.539	08/07/2020	6,549,826
1,500,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.45%)(a)	4.147	05/09/2019	1,500,427
10,000,000	Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(a)(b)	3.529	07/08/2021	10,010,012
6,050,000	Nissan Motor Acceptance Corp., MTN(b)	2.250	01/13/2020	6,015,749
6,000,000	Toyota Motor Credit Corp., MTN	2.600	01/11/2022	5,999,029
12,260,000	Toyota Motor Credit Corp., MTN (3 mo. USD LIBOR + 0.40%)(a)	3.083	05/17/2022	12,292,809
6,775,000	Volkswagen Group of America Finance LLC (Germany) (3 mo. USD LIBOR + 0.77%)(a)(b)	3.458	11/13/2020	6,801,138

				59,886,721

	Banks—19.7%
4,834,000	ABN AMRO Bank N.V., MTN (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	3.209	08/27/2021	4,853,824
10,000,000	ANZ New Zealand Int’l Ltd., MTN (New Zealand)(b)	2.850	08/06/2020	10,014,454
9,360,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.66%)(a)(b)	3.262	09/23/2019	9,384,457
4,737,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.46%)(a)(b)	3.143	05/17/2021	4,751,386
2,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.66%)(a)	3.252	07/21/2021	2,259,730
8,850,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.65%)(a)	3.242	10/01/2021	8,876,348
15,000,000	Bank of New York Mellon (The), BKNT (3 mo. USD LIBOR + 0.30%)(a)	2.915	12/04/2020	15,018,546
9,000,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	9,004,044
7,250,000	Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.66%)(a)	3.253	06/14/2019	7,255,178
9,250,000	BNZ International Funding Ltd. (New Zealand) (3 mo. USD LIBOR + 0.70%)(a)(b)	3.341	02/21/2020	9,286,023
12,000,000	BPCE SA, MTN (France) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.883	05/22/2022	12,107,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
$5,050,000	Capital One NA, BKNT (3 mo. USD LIBOR + 0.77%)(a)	3.373%	09/13/2019	$5,058,251
2,000,000	Citibank NA, BKNT (3 mo. USD LIBOR + 0.50%)(a)	3.097	06/12/2020	2,006,779
9,400,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(a)	3.374	01/10/2020	9,440,343
10,000,000	Citizens Bank NA, BKNT (3 mo. USD LIBOR + 0.54%)(a)	3.155	03/02/2020	10,024,935
3,061,000	Citizens Bank NA, BKNT	3.250	02/14/2022	3,090,307
3,402,000	Commonwealth Bank of Australia (Australia) (3 mo. USD LIBOR + 0.64%)(a)(b)	3.379	11/07/2019	3,413,151
5,995,000	Commonwealth Bank of Australia, GMTN (Australia)	2.300	03/12/2020	5,979,265
6,150,000	Commonwealth Bank of Australia, MTN (Australia) (3 mo. USD LIBOR + 0.40%)(a)(b)	3.015	09/18/2020	6,170,530
14,474,000	Cooperatieve Rabobank UA, MTN (Netherlands)	2.250	01/14/2020	14,435,612
10,000,000	Credit Agricole Corporate & Investment Bank SA, MTN (France) (3 mo. USD LIBOR + 0.40%)(a)(b)	2.976	05/03/2021	9,992,100
9,750,000	Credit Agricole SA, MTN (France) (3 mo. USD LIBOR + 0.97%)(a)(b)	3.571	06/10/2020	9,831,120
7,500,000	Fifth Third Bank, BKNT (3 mo. USD LIBOR + 0.59%)(a)	3.199	09/27/2019	7,512,928
5,000,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	4,998,050
8,000,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(a)	3.752	04/23/2020	8,066,100
250,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.20%)(a)	3.811	09/15/2020	252,722
8,485,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 0.73%)(a)	3.339	12/27/2020	8,507,906
4,500,000	HSBC Bank PLC (United Kingdom)(b)	4.125	08/12/2020	4,579,389
10,714,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	3.247	09/11/2021	10,735,015
10,000,000	Huntington National Bank (The), BKNT (3 mo. USD LIBOR + 0.51%)(a)	3.111	03/10/2020	10,033,509
12,000,000	ING Bank N.V. (Netherlands)(b)	1.650	08/15/2019	11,961,596
7,257,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.68%)(a)	3.306	06/01/2021	7,290,483
10,730,000	JPMorgan Chase Bank NA, BKNT (3 mo. USD LIBOR + 0.37%)(a)	3.053	02/19/2021	10,745,369
11,538,000	KeyBank NA, BKNT (3 mo. USD LIBOR + 0.66%)(a)	3.239	02/01/2022	11,587,036
6,521,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	3.229	05/07/2021	6,527,237
13,000,000	Macquarie Bank Ltd., MTN (Australia)(b)	2.850	01/15/2021	13,001,260
3,342,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.88%)(a)	4.506	03/01/2021	3,430,988
6,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(a)	3.236	07/26/2021	6,032,069
5,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.06%)(a)	3.668	09/13/2021	5,066,895
6,850,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.748	09/13/2021	6,934,873
8,000,000	Morgan Stanley, GMTN	2.375	07/23/2019	7,994,690
1,250,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.55%)(a)	3.247	02/10/2021	1,251,834
7,500,000	MUFG Union Bank NA, BKNT	3.150	04/01/2022	7,572,161
12,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(a)(b)	3.448	11/04/2021	12,083,187
3,000,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.47%)(a)(b)	3.099	05/29/2020	3,011,097
9,000,000	Nordea Bank Abp, MTN (Finland) (3 mo. USD LIBOR + 0.62%)(a)(b)	3.221	09/30/2019	9,018,889
5,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.24%)(a)	2.826	10/26/2020	5,007,372
10,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.39%)(a)	2.973	04/30/2021	10,042,916
6,772,000	Standard Chartered PLC, MTN (United Kingdom) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.813	08/19/2019	6,789,764
6,135,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.31%)(a)	2.911	10/18/2019	6,142,638
5,216,000	Sumitomo Mitsui Banking Corp. (Japan)	2.514	01/17/2020	5,210,635
6,667,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.37%)(a)	2.971	10/16/2020	6,677,065
1,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.68%)(a)	4.281	03/09/2021	1,023,352
2,300,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.732	10/19/2021	2,338,112
2,300,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.44%)(a)(b)	3.065	09/19/2019	2,302,437
9,200,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.91%)(a)(b)	3.511	10/18/2019	9,234,780
4,227,000	SunTrust Bank, BKNT	2.250	01/31/2020	4,212,457
8,277,000	SunTrust Bank, BKNT (3 mo. USD LIBOR + 0.50%)(a)	3.086	10/26/2021	8,288,338
9,091,000	U.S. Bank NA, BKNT (3 mo. USD LIBOR + 0.38%)(a)	3.063	11/16/2021	9,120,520
10,250,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	10,528,120
8,550,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.377	04/14/2021	8,757,799
2,500,000	United Overseas Bank Ltd., MTN (Singapore) (3 mo. USD LIBOR + 0.48%)(a)(b)	3.072	04/23/2021	2,506,092
7,000,000	Wells Fargo Bank NA, BKNT (3 mo. USD LIBOR + 0.60%)(a)	3.251	05/24/2019	7,003,143
6,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.71%)(a)	3.398	05/13/2019	6,001,611

				461,636,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Beverages—0.7%
$12,500,000	Keurig Dr Pepper, Inc.(b)	3.551%	05/25/2021	$12,646,945
3,650,000	Molson Coors Brewing Co.	1.450	07/15/2019	3,640,904

				16,287,849

	Computers—0.9%
9,875,000	Apple, Inc.	2.000	11/13/2020	9,805,402
4,298,000	Hewlett Packard Enterprise Co.(b)	2.100	10/04/2019	4,285,387
7,059,000	Hewlett Packard Enterprise Co. (3 mo. USD LIBOR + 0.72%)(a)	3.318	10/05/2021	7,060,978

				21,151,767

	Diversified Financial Services—1.9%
4,000,000	AIG Global Funding (3 mo. USD LIBOR + 0.46%)(a)(b)	3.062	06/25/2021	3,999,750
6,260,000	Air Lease Corp.	3.500	01/15/2022	6,326,517
5,000,000	American Express Co. (3 mo. USD LIBOR + 0.53%)(a)	3.208	05/17/2021	5,023,114
12,000,000	American Express Co. (3 mo. USD LIBOR + 0.60%)(a)	3.333	11/05/2021	12,059,304
2,250,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.76%)(a)	3.458	05/12/2020	2,261,606
4,100,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(a)	3.033	10/30/2020	4,102,831
10,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.95%)(a)	3.551	03/09/2022	10,086,000

				43,859,122

	Electric—1.3%
10,000,000	Exelon Generation Co. LLC	4.000	10/01/2020	10,143,347
7,000,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.32%)(a)	2.930	09/03/2019	7,000,169
7,200,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	7,261,415
5,680,000	Progress Energy, Inc.	4.875	12/01/2019	5,745,989

				30,150,920

	Environmental Control—0.3%
5,893,000	Waste Management, Inc.	4.750	06/30/2020	6,033,346

	Food—2.1%
8,100,000	General Mills, Inc. (3 mo. USD LIBOR + 0.54%)(a)	3.141	04/16/2021	8,114,667
6,000,000	General Mills, Inc.	3.200	04/16/2021	6,052,724
8,350,000	Kraft Heinz Foods Co. (3 mo. USD LIBOR + 0.57%)(a)	3.267	02/10/2021	8,350,733
10,000,000	Mondelez International Holdings Netherlands BV(b)	1.625	10/28/2019	9,944,339
8,052,000	Mondelez International Holdings Netherlands BV(b)	2.000	10/28/2021	7,868,302
10,000,000	Tyson Foods, Inc.	2.650	08/15/2019	10,004,616

				50,335,381

	Healthcare-Products—0.2%
4,450,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.375	03/19/2021	4,437,250

	Healthcare-Services—1.0%
12,000,000	Aetna, Inc.	4.125	06/01/2021	12,276,389
9,685,000	UnitedHealth Group, Inc.	2.700	07/15/2020	9,685,255
1,735,000	UnitedHealth Group, Inc.	2.125	03/15/2021	1,720,745

				23,682,389

	Insurance—3.4%
3,050,000	Assurant, Inc. (3 mo. USD LIBOR + 1.25%)(a)	3.860	03/26/2021	3,049,796
5,000,000	Marsh & McLennan Cos., Inc.	3.500	12/29/2020	5,063,642
6,000,000	Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(a)	3.801	12/29/2021	6,012,693
16,100,000	Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(a)(b)	2.819	01/08/2021	16,090,473
5,402,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	3.050	09/07/2020	5,400,338
6,794,000	Metropolitan Life Global Funding I, MTN(b)	2.500	12/03/2020	6,777,652
12,000,000	New York Life Global Funding(b)	1.950	09/28/2020	11,904,497
3,500,000	New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(a)(b)	2.862	01/28/2021	3,510,117
6,665,000	New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(a)(b)	3.054	08/06/2021	6,678,243
4,560,000	Pricoa Global Funding I(b)	1.450	09/13/2019	4,540,249
7,500,000	Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(a)(b)	2.910	06/26/2020	7,501,433
3,470,000	Principal Life Global Funding II(b)	2.625	11/19/2020	3,470,235

				79,999,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Lodging—0.9%
$1,986,000	Marriott International, Inc. (3 mo. USD LIBOR + 0.65%)(a)	3.245%	03/08/2021	$1,995,263
11,412,000	Marriott International, Inc., Series N	3.125	10/15/2021	11,458,555
6,667,000	Marriott International, Inc., Series Y (3 mo. USD LIBOR + 0.60%)(a)	3.226	12/01/2020	6,690,915

				20,144,733

	Machinery-Diversified—0.7%
6,667,000	John Deere Capital Corp., GMTN (3 mo. USD LIBOR + 0.18%)(a)	2.769	01/07/2020	6,674,186
10,000,000	John Deere Capital Corp., MTN (3 mo. USD LIBOR + 0.29%)(a)	2.897	06/22/2020	10,035,722

				16,709,908

	Media—1.5%
20,000,000	Comcast Corp. (3 mo. USD LIBOR + 0.44%)(a)	3.032	10/01/2021	20,104,708
11,650,000	Discovery Communications LLC (3 mo. USD LIBOR + 0.71%)(a)	3.343	09/20/2019	11,666,639
4,000,000	Time Warner Cable LLC	5.000	02/01/2020	4,056,955

				35,828,302

	Miscellaneous Manufacturing—0.5%
5,000,000	Siemens Financieringsmaatschappij N.V. (Germany) (3 mo. USD LIBOR + 0.34%)(a)(b)	2.955	03/16/2020	5,014,122
6,904,000	Siemens Financieringsmaatschappij N.V. (Germany)(b)	1.700	09/15/2021	6,741,271

				11,755,393

	Oil & Gas—2.3%
12,000,000	BP Capital Markets PLC (United Kingdom)	2.521	01/15/2020	11,989,628
12,735,000	Chevron Corp.	1.991	03/03/2020	12,677,221
11,853,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	3.584	05/15/2022	11,997,175
10,000,000	EOG Resources, Inc.	4.400	06/01/2020	10,186,430
5,900,000	EQT Corp. (3 mo. USD LIBOR + 0.77%)(a)	3.362	10/01/2020	5,883,107
1,900,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	3.246	02/26/2021	1,900,147

				54,633,708

	Packaging & Containers—0.1%
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (3 mo. USD LIBOR + 3.50%)(a)(b)	6.097	07/15/2021	2,817,500

	Pharmaceuticals—4.5%
13,183,000	AbbVie, Inc.	2.500	05/14/2020	13,142,931
9,155,000	Allergan Funding SCS	3.000	03/12/2020	9,158,658
2,600,000	Allergan Funding SCS (3 mo. USD LIBOR + 1.26%)(a)	3.852	03/12/2020	2,620,968
13,606,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.232	06/25/2021	13,533,716
10,000,000	Bayer US Finance LLC (Germany)(b)	2.375	10/08/2019	9,968,432
15,000,000	Cigna Corp.(b)	3.200	09/17/2020	15,052,780
5,000,000	CVS Health Corp.	3.125	03/09/2020	5,012,670
3,450,000	CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(a)	3.231	03/09/2020	3,461,959
3,250,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.321	03/09/2021	3,264,117
10,700,000	Express Scripts Holding Co. (3 mo. USD LIBOR + 0.75%)(a)	3.376	11/30/2020	10,701,025
6,757,000	GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(a)	3.043	05/14/2021	6,773,573
12,000,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	11,955,011

				104,645,840

	Pipelines—1.8%
1,000,000	Enbridge, Inc. (Canada) (3 mo. USD LIBOR + 0.70%)(a)	3.311	06/15/2020	1,002,329
12,500,000	Enterprise Products Operating LLC	5.250	01/31/2020	12,707,770
16,742,000	Kinder Morgan Energy Partners LP	5.300	09/15/2020	17,270,992
8,794,000	Kinder Morgan, Inc.(b)	5.000	02/15/2021	9,087,656
2,000,000	Williams Cos., Inc. (The)	4.125	11/15/2020	2,031,808

				42,100,555

	REITs—0.6%
8,423,000	American Tower Corp.	2.800	06/01/2020	8,424,812
5,350,000	AvalonBay Communities, Inc., MTN (3 mo. USD LIBOR + 0.43%)(a)	3.027	01/15/2021	5,336,611

				13,761,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Retail—0.4%
$10,652,000	McDonald’s Corp., MTN (3 mo. USD LIBOR + 0.43%)(a)	3.012%	10/28/2021	$10,673,375

	Semiconductors—0.5%
1,155,000	Intel Corp. (3 mo. USD LIBOR + 0.08%)(a)	2.777	05/11/2020	1,156,030
10,000,000	QUALCOMM, Inc. (3 mo. USD LIBOR + 0.55%)(a)	3.194	05/20/2020	10,037,432

				11,193,462

	Telecommunications—2.2%
9,500,000	AT&T, Inc. (3 mo. USD LIBOR + 0.93%)(a)	3.531	06/30/2020	9,574,670
11,315,000	AT&T, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.547	07/15/2021	11,444,678
9,500,000	Deutsche Telekom International Finance BV (Germany) (3 mo. USD LIBOR + 0.58%)(a)(b)	3.168	01/17/2020	9,518,390
19,950,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(a)	3.213	05/22/2020	20,031,348

				50,569,086

	Trucking & Leasing—0.5%
9,574,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(a)(b)	3.576	06/01/2021	9,609,055
1,775,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(b)	3.253	07/30/2021	1,767,508

				11,376,563

	Total Corporate Bonds and Notes (Cost $1,225,468,168)			1,229,103,720

	Asset-Backed Securities—10.6%
1,800,000	ABPCI Direct Lending Fund CLO I LLC, Class A1, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.372	07/20/2029	1,796,282
283,564	Accredited Mortgage Loan Trust, Class A3, Series 2007-1 (1 mo. USD LIBOR + 0.13%)(a)	2.607	02/25/2037	283,996
2,000,000	ACIS CLO Ltd., Class A1, Series 2015-6A (Cayman Islands) (3 mo. USD LIBOR + 1.59%)(a)(b)	4.326	05/01/2027	2,001,561
8,977,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2016-2	2.870	11/08/2021	8,988,708
5,177,221	Avery Point V CLO Ltd., Class AR, Series 2017-5A (Cayman Islands) (3 mo. USD LIBOR + 0.98%)(a)(b)	3.568	07/17/2026	5,174,384
9,000,000	Avery Point VI CLO Ltd., Class AR, Series 2018-6A (Cayman Islands) (3 mo. USD LIBOR + 1.05%)(a)(b)	3.783	08/05/2027	9,023,632
6,348,000	Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2014-1A(b)	2.460	07/20/2020	6,345,693
2,173,915	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(a)	2.617	11/25/2036	2,123,229
12,000,000	Capital One Multi-Asset Execution Trust, Class A1, Series 2019-A1	2.840	12/15/2024	12,108,948
5,934,119	CarMax Auto Owner Trust, Class A3, Series 2017-2	1.930	03/15/2022	5,906,414
6,500,000	Chesapeake Funding II LLC, Class A1, Series 2018-3A(b)	3.390	01/15/2031	6,566,661
2,040,959	CIT Mortgage Loan Trust, Class 1A, Series 2007-1 (1 mo. USD LIBOR + 1.35%)(a)(b)	3.836	10/25/2037	2,066,242
443,747	Countrywide Asset-Backed Certificates, Class M1, Series 2004-SD2 (1 mo. USD LIBOR + 0.62%)(a)(b)	3.097	06/25/2033	447,800
2,113,015	Countrywide Asset-Backed Certificates, Class 1A1, Series 2006-6 (1 mo. USD LIBOR + 0.17%)(a)	2.647	09/25/2036	2,092,067
2,000,000	Crown Point CLO III Ltd., Class A2R, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.45%)(a)(b)	4.047	12/31/2027	1,976,437
2,400,017	CWABS, Inc. Asset-Backed Certificates Trust, Class M1, Series 2004-4 (1 mo. USD LIBOR + 0.72%)(a)	3.197	07/25/2034	2,410,324
12,000,000	Diamond CLO Ltd., Class A1, Series 2019-1A (Cayman Islands) (3 mo. USD LIBOR + 1.60%)(a)(b)	4.219	04/25/2029	12,000,479
10,000,000	Dryden 75 CLO Ltd., Class A, Series 2019-75A (Cayman Islands) (3 mo. USD LIBOR + 1.18%)(a)(b)	3.715	01/15/2029	9,996,317
4,500,000	Enterprise Fleet Financing LLC, Class A2, Series 2019-1(b)	2.980	10/22/2024	4,523,088
2,000,000	Fortress Credit Opportunities IX CLO Ltd., Class A1T, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.55%)(a)(b)	4.234	11/15/2029	1,987,247
14,500,000	Golden Credit Card Trust, Class A, Series 2019-1A (Canada) (1 mo. USD LIBOR + 0.45%)(a)(b)	2.923	12/15/2022	14,544,229
1,000,000	Golub Capital BDC CLO LLC, Class BR, Series 2018-1A (3 mo. USD LIBOR + 1.40%)(a)(b)	3.980	04/25/2026	997,838
4,800,000	Golub Capital Partners CLO Ltd., Class A1R, Series 2017-16A (Cayman Islands) (3 mo. USD LIBOR + 1.70%)(a)(b)	4.280	07/25/2029	4,795,300
5,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2018-36A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	4.033	02/05/2031	4,886,381
10,000,000	Golub Capital Partners CLO Ltd., Class A1, Series 2018-39A (Cayman Islands) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.742	10/20/2028	9,960,790
1,004,064	GSAMP Trust, Class M1, Series 2005-HE6 (1 mo. USD LIBOR + 0.44%)(a)	2.917	11/25/2035	1,008,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Asset-Backed Securities (continued)
$1,000,000	Halcyon Loan Advisors Funding Ltd., Class B, Series 2012-1A (Cayman Islands) (3 mo. USD LIBOR + 3.00%)(a)(b)	5.684%	08/15/2023	$1,000,452
19,000,000	Hertz Vehicle Financing II LP, Class A, Series 2015-1A(b)	2.730	03/25/2021	18,966,894
2,500,000	HSI Asset Securitization Corp. Trust, Class M2, Series 2006-OPT2 (1 mo. USD LIBOR + 0.39%)(a)	2.867	01/25/2036	2,485,324
5,500,000	Hunt CRE Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.00%)(a)(b)	3.473	08/15/2034	5,504,087
2,000,000	KKR CLO Ltd., Class A, Series 2018-21 (Cayman Islands) (3 mo. USD LIBOR + 1.00%)(a)(b)	3.597	04/15/2031	1,978,750
2,782,402	Nationstar Home Equity Loan Trust, Class 1AV1, Series 2007-B (1 mo. USD LIBOR + 0.22%)(a)	2.697	04/25/2037	2,752,244
4,738,289	Navient Private Education Refi Loan Trust, Class A1, Series 2019-A(b)	3.030	01/15/2043	4,764,447
2,500,000	Newstar Commercial Loan Funding LLC, Class BN, Series 2017-1A (3 mo. USD LIBOR + 2.50%)(a)(b)	5.133	03/20/2027	2,495,232
10,000,000	NextGear Floorplan Master Owner Trust, Class A1, Series 2017-1A (1 mo. USD LIBOR + 0.85%)(a)(b)	3.323	04/18/2022	10,047,790
12,750,000	NextGear Floorplan Master Owner Trust, Class A1, Series 2019-1A (1 mo. USD LIBOR + 0.65%)(a)(b)	3.123	02/15/2024	12,805,015
7,500,000	NXT Capital CLO LLC, Class A, Series 2017-1A (3 mo. USD LIBOR + 1.70%)(a)(b)	4.292	04/20/2029	7,504,834
6,750,000	OCP CLO Ltd., Class A1RR, Series 2018-7A (Cayman Islands) (3 mo. USD LIBOR + 1.12%)(a)(b)	3.712	07/20/2029	6,733,186
4,671,762	Raspro Trust, Class B, Series 2005-1A (3 mo. USD LIBOR + 0.93%)(a)(b)	3.517	03/23/2024	4,484,892
2,000,000	Recette CLO Ltd., Class BR, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.892	10/20/2027	1,963,216
7,125,000	Sofi Professional Loan Program LLC, Class A1FX, Series 2019-B(b)	2.780	08/17/2048	7,132,190
2,500,000	Sudbury Mill CLO Ltd., Class B1R, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	4.238	01/17/2026	2,501,501
11,000,000	TICP CLO II-2 Ltd., Class A1, Series 2018-IIA (Cayman Islands) (3 mo. USD LIBOR + 0.84%)(a)(b)	3.432	04/20/2028	10,904,450
5,500,000	Venture XII CLO Ltd., Class ARR, Series 2018-12A (Cayman Islands) (3 mo. USD LIBOR + 0.80%)(a)(b)	3.429	02/28/2026	5,483,847
1,500,000	Venture XVI CLO Ltd., Class ARR, Series 2018-16A (Cayman Islands) (3 mo. USD LIBOR + 0.85%)(a)(b)	3.447	01/15/2028	1,491,750
3,600,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(b)	4.401	07/18/2028	3,600,281

	Total Asset-Backed Securities (Cost $248,064,283)			248,612,888

	Collateralized Mortgage Obligations—5.0%
11,462,085	Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1(b)(c)	3.920	11/25/2048	11,606,101
11,878,716	Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2(b)(c)	3.628	03/25/2049	11,975,150
6,328,452	Bunker Hill Loan Depositary Trust, Class A1, Series 2019-1(b)(c)	3.613	10/26/2048	6,414,338
3,636,157	COLT Mortgage Loan Trust, Class A1, Series 2019-1(b)(c)	3.705	03/25/2049	3,676,749
248,945	CSMC, Class 27A1, Series 2014-2R (1 mo. USD LIBOR + 0.20%)(a)(b)	2.638	02/27/2046	241,972
11,585,039	Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A(b)(c)	3.743	01/25/2059	11,680,982
8,630,000	Deephaven Residential Mortgage Trust, Class A1, Series 2019-2A(b)(c)	3.558	04/25/2059	8,662,610
5,030,297	FirstKey Master Funding Ltd., Class A6, Series 2017-R1 (Cayman Islands) (1 mo. USD LIBOR + 0.22%)(a)(b)	2.715	11/03/2041	5,015,206
11,757,070	Homeward Opportunities Fund I Trust, Class A1, Series 2019-1(b)(c)	3.454	01/25/2059	11,935,630
1,168,503	New Residential Mortgage Loan Trust, Class A1, Series 2017-5A (1 mo. USD LIBOR + 1.50%)(a)(b)	3.977	06/25/2057	1,197,179
3,554,691	OBX Trust, Class 2A1, Series 2018-EXP1 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.327	04/25/2048	3,544,467
11,389,723	Residential Mortgage Loan Trust, Class A1, Series 2019-1(b)(c)	3.936	10/25/2058	11,471,729
8,452,365	Starwood Mortgage Residential Trust, Class A1, Series 2019-IMC1(b)(c)	3.468	02/25/2049	8,477,742
11,716,833	Verus Securitization Trust, Class A1, Series 2019-1(b)(c)	3.836	02/25/2059	11,835,325
8,659,765	Verus Securitization Trust, Class A1, Series 2019-INV1(b)(c)	3.402	12/25/2059	8,755,807

	Total Collateralized Mortgage Obligations (Cost $115,457,529)			116,490,987

	Commercial Mortgage-Backed Securities—0.8%
3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.284	06/11/2032	2,996,554
12,200,000	GS Mortgage Securities Corp. Trust, Class A, Series 2017-STAY (1 mo. USD LIBOR + 0.85%)(a)(b)	3.323	07/15/2032	12,193,954
2,505,070	Ladder Capital Commercial Mortgage Trust, Class A, Series 2017-FL1 (1 mo. USD LIBOR + 0.88%)(a)(b)	3.354	09/15/2034	2,507,453
994,139	TPG Real Estate Finance Issuer Ltd., Class A, Series 2018-FL1 (Cayman Islands) (1 mo. USD LIBOR + 0.75%)(a)(b)	3.224	02/15/2035	997,568

	Total Commercial Mortgage-Backed Securities (Cost $18,719,676)			18,695,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—0.2%(d)(e)
	Commercial Services—0.1%
$2,047,819	Fly Funding II Sarl, Term Loan (Luxembourg) (3 mo. USD LIBOR + 2.00%)(a)	4.600%	02/09/2023	$2,038,860

	Retail—0.0%
1,130,395	Smart & Final Stores LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(a)	6.129	11/15/2022	1,132,870

	Software—0.1%
2,484,625	First Data Corp., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)(a)	4.486	04/26/2024	2,486,960

	Total Variable Rate Senior Loan Interests (Cost $5,628,316)			5,658,690

	Commercial Paper—26.6%
8,000,000	Anheuser-Busch InBev Worldwide, Inc.(f)	2.870	05/23/2019	7,986,558
8,500,000	AstraZeneca PLC(f)	2.910	05/21/2019	8,486,816
12,000,000	BAT International Finance PLC(f)	2.770	05/03/2019	11,997,385
6,000,000	BAT International Finance PLC(f)	2.900	07/11/2019	5,966,676
10,000,000	BP Capital Markets PLC(f)	2.679	08/26/2019	9,912,090
15,000,000	Banco Santander SA(f)	2.960	09/03/2019	14,857,777
10,000,000	Bell Canada, Inc.(f)	2.850	07/05/2019	9,949,602
11,000,000	Bemis Co., Inc.(f)	2.750	05/01/2019	10,999,202
17,000,000	Boston Scientific Corp.(f)	2.850	05/01/2019	16,998,767
5,250,000	Boston Scientific Corp.(f)	2.970	05/06/2019	5,247,705
20,000,000	Broadcom, Inc.(f)	3.000	05/02/2019	19,996,840
5,000,000	Cigna Corp.(f)	2.950	05/06/2019	4,997,823
26,000,000	CommonSpirit Health(f)	3.100	06/14/2019	25,919,562
18,000,000	CenterPoint Energy, Inc.(f)	2.750	05/16/2019	17,978,944
14,000,000	Coca-Cola Co. (The)(f)	2.920	12/11/2019	13,773,813
20,000,000	Cox Enterprises, Inc.(f)	2.680	05/06/2019	19,991,183
14,500,000	Eni Finance USA, Inc.(f)	2.800	07/09/2019	14,422,973
10,000,000	Enable Midstream Partners LP(f)	3.350	05/28/2019	9,976,783
10,000,000	Enbridge US, Inc.(f)	2.770	07/01/2019	9,952,639
13,105,000	Enbridge US, Inc.(f)	2.820	07/02/2019	13,041,863
22,250,000	ETP Legacy LP(f)	3.050	05/07/2019	22,237,562
10,000,000	Entergy Corp.(f)	2.970	05/06/2019	9,995,600
15,000,000	Glencore Funding LLC(f)	3.250	06/11/2019	14,951,682
15,000,000	Hawaiian Electric Co., Inc.(f)	2.750	05/06/2019	14,992,818
15,000,000	Industrial & Commercial Bank of China, Ltd.(f)	3.120	06/28/2019	14,936,255
15,000,000	JP Morgan Securities LLC(f)	2.950	09/27/2019	14,835,938
5,300,000	Molson Coors Brewing Co.(f)	2.650	05/03/2019	5,298,819
7,000,000	National Australia Bank Ltd. (1 mo. USD LIBOR + 0.17%)(a)(b)	2.651	05/17/2019	7,000,702
20,000,000	NetApp, Inc.(f)	2.680	05/01/2019	19,998,550
19,900,000	Northrop Grumman Corp.(f)	2.949	05/01/2019	19,898,563
20,000,000	Northrop Grumman Corp.(f)	2.900	05/22/2019	19,967,232
25,000,000	Rogers Communications, Inc.(f)	2.650	05/03/2019	24,994,552
17,000,000	Salisbury Receivables Co. LLC(f)	2.950	10/18/2019	16,786,744
15,000,000	Sheffield Receivables Co. LLC(f)	2.960	06/24/2019	14,942,204
20,000,000	Sherwin-Williams Co. (The)(f)	2.850	05/20/2019	19,972,800
20,000,000	Smithfield Foods, Inc.(f)	3.050	05/22/2019	19,963,896
5,000,000	Societe Generale SA(f)	2.810	08/26/2019	4,958,798
15,000,000	Starbird Funding Corp.(f)	2.950	06/03/2019	14,964,725
10,000,000	Suncor Energy, Inc.(f)	2.930	05/01/2019	9,999,275
2,800,000	Suncor Energy, Inc.(f)	2.780	06/07/2019	2,792,002
15,000,000	Suncor Energy, Inc.(f)	2.820	07/02/2019	14,927,734
6,100,000	VW Credit, Inc.(f)	3.100	05/13/2019	6,094,185
10,000,000	VW Credit, Inc.(f)	3.000	06/06/2019	9,972,209
15,000,000	WGL Holdings, Inc.(f)	3.150	06/17/2019	14,945,420
13,000,000	Walgreens Boots Alliance, Inc.(f)	3.270	07/15/2019	12,923,485
3,400,000	Walgreens Boots Alliance, Inc.(f)	3.270	07/22/2019	3,378,004
15,000,000	White Plains Capital Co. LLC(f)	3.050	05/22/2019	14,975,708

	Total Commercial Paper (Cost $622,984,757)			623,160,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Ultra Short Duration ETF (GSY) (continued)

April 30, 2019

(Unaudited)

Repurchase Amount		Interest Rate	Maturity Date	Value
	Repurchase Agreements—3.0%(g)
	Repurchase Agreements—3.0%
$—	Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and foreign corporate obligations valued at $234,300,001; 0.00%—8.36%; 08/15/2021—11/25/2058)(h)	3.060%	—	$25,000,000
28,000,000	Nomura Securities International, joint term agreement dated 04/01/2019, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $58,300,001; 6.44%; 03/25/2048)(i)	3.150	10/01/2019	28,000,000
17,284,750	Wells Fargo Securities, LLC, term agreement dated 01/09/2019, maturing value of $17,284,750 (collateralized by a domestic agency asset-backed security valued at $18,700,001; 3.25%; 10/15/2030)	3.350	07/08/2019	17,000,000

	Total Repurchase Agreements (Cost $70,000,000)			70,000,000

Principal Amount
	U.S. Treasury Securities—1.5%
	U.S. Treasury Bills—1.5%(f)
20,200,000	U.S. Treasury Bill	2.531	11/07/2019	19,948,398
15,000,000	U.S. Treasury Bill	2.450	09/19/2019	14,860,615

	Total U.S. Treasury Securities (Cost $34,783,413)			34,809,013

	Total Investments in Securities (Cost $2,341,106,142)—100.1%			2,346,531,290

	Other assets less liabilities—(0.1)%			(2,799,296)

	Net Assets—100.0%			$2,343,731,994

Abbreviations:

BKNT—Bank Note

CLO—Collateralized Loan Obligation

GMTN—Global Medium-Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $724,246,201, which represented 30.90% of the Fund’s Net Assets.

(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect April 30, 2019.
(d)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(e)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Principal amount equals value at period end. See Note 1K.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount, and collateral are redetermined daily.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2019

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2019
Corporate Bonds and Notes	41.4
U.S. Agency Mortgage Credit Risk Transfer	23.4
Commercial Mortgage-Backed Securities	11.2
U.S. Treasury Securities	9.4
U.S. Government Sponsored Agency Mortgage-Backed Securities	6.5
Asset-Backed Securities	4.4
Collateralized Mortgage Obligations	3.2
Money Market Fund Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—41.4%
	Aerospace/Defense—0.3%
$1,034,000	Spirit AeroSystems, Inc. (3 mo. USD LIBOR + 0.80%)(a)	3.411%	06/15/2021	$1,032,932

	Auto Manufacturers—3.4%
2,000,000	Daimler Finance North America LLC (Germany) (3 mo. USD LIBOR + 0.55%)(a)(b)	3.288	05/04/2021	2,001,450
3,000,000	Fiat Chrysler Automobiles N.V. (United Kingdom)	4.500	04/15/2020	3,033,750
600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(a)	3.528	08/12/2019	600,457
3,150,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(a)	3.867	03/28/2022	3,103,237
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(a)	3.911	06/30/2022	2,251,632
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(a)	3.588	01/05/2023	983,243
2,000,000	Volkswagen Group of America Finance LLC (Germany) (3 mo. USD LIBOR + 0.94%)(a)(b)	3.638	11/12/2021	2,012,001

				13,985,770

	Banks—18.6%
964,000	ABN AMRO Bank N.V., MTN (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	3.209	08/27/2021	967,953
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(a)	3.581	04/24/2023	3,315,842
1,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.79%)(a)	3.389	03/05/2024	1,252,513
1,750,000	Bank of America Corp., Series V(c)	5.125		1,754,375
2,000,000	Barclays PLC (United Kingdom) (3 mo. USD LIBOR + 1.43%)(a)	4.114	02/15/2023	1,999,682
4,000,000	BPCE SA, MTN (France) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.883	05/22/2022	4,035,728
3,750,000	Capital One NA, BKNT (3 mo. USD LIBOR + 1.15%)(a)	3.733	01/30/2023	3,786,717
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.531	07/24/2023	1,510,203
4,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(a)	4.056	09/01/2023	4,592,414
4,250,000	Cooperatieve Rabobank UA (Netherlands)(b)(c)	11.000		4,300,469
2,500,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.00%)(a)	3.581	07/24/2023	2,508,269
250,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.75%)(a)	4.332	10/28/2027	256,044
2,143,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(a)	3.247	09/11/2021	2,147,203
3,500,000	ING Groep N.V. (Netherlands) (3 mo. USD LIBOR + 1.00%)(a)	3.600	10/02/2023	3,495,271
1,435,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(a)(c)	6.053		1,440,469
2,500,000	JPMorgan Chase & Co., Series V(c)	5.000		2,506,250
1,923,000	KeyBank NA, BKNT (3 mo. USD LIBOR + 0.66%)(a)	3.239	02/01/2022	1,931,173
1,957,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	3.229	05/07/2021	1,958,872
4,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(a)	3.481	09/11/2022	4,024,378
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(a)	3.992	04/21/2021	2,545,631
2,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.93%)(a)	3.522	07/22/2022	2,518,904
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	3.204	04/12/2023	1,999,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
$2,987,000	Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.94%)(a)(b)	3.569%	08/30/2023	$2,950,763
4,000,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(a)	4.154	05/15/2023	4,013,550
3,316,000	Standard Chartered PLC (United Kingdom) (3 mo. USD LIBOR + 1.15%)(a)(b)	3.742	01/20/2023	3,317,956
3,500,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(a)	3.341	10/18/2022	3,514,210
1,500,000	U.S. Bank NA, BKNT	3.000	02/04/2021	1,510,361
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	3.634	08/15/2023	2,500,835
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)(c)	3.744		957,000
2,500,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.34%)(a)	3.955	03/04/2021	2,544,300
1,000,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(a)(c)	6.381		1,005,000

				77,162,305

	Beverages—0.2%
966,000	Constellation Brands, Inc. (3 mo. USD LIBOR + 0.70%)(a)	3.384	11/15/2021	966,813

	Building Materials—0.4%
750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(a)	3.211	06/15/2020	749,354
1,000,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.65%)(a)	3.276	03/01/2021	1,001,746

				1,751,100

	Chemicals—0.2%
1,000,000	DowDuPont, Inc. (3 mo. USD LIBOR + 0.71%)(a)	3.394	11/15/2020	1,008,145

	Computers—0.7%
3,000,000	Dell International LLC/EMC Corp.(b)	5.875	06/15/2021	3,056,152

	Diversified Financial Services—1.0%
3,082,000	BOC Aviation Ltd., MTN (Singapore) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.735	09/26/2023	3,088,549
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.303	01/30/2023	994,784

				4,083,333

	Electric—1.2%
2,500,000	Mississippi Power Co. (3 mo. USD LIBOR + 0.65%)(a)	3.259	03/27/2020	2,500,480
2,650,000	Sempra Energy (3 mo. USD LIBOR + 0.50%)(a)	3.097	01/15/2021	2,638,899

				5,139,379

	Food—1.7%
3,000,000	Conagra Brands, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.342	10/22/2020	3,001,273
3,937,000	General Mills, Inc. (3 mo. USD LIBOR + 1.01%)(a)	3.598	10/17/2023	3,971,993

				6,973,266

	Healthcare-Products—1.0%
4,225,000	Becton, Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(a)	3.638	06/06/2022	4,253,765

	Healthcare-Services—1.0%
4,000,000	HCA, Inc.	6.500	02/15/2020	4,106,314

	Household Products/Wares—0.7%
2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	3.162	06/24/2022	2,733,838

	Insurance—3.9%
5,300,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	3.826	07/01/2022	5,330,950
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	3.339	06/27/2022	1,007,629
4,500,000	MetLife, Inc., Series C(c)	5.250		4,567,500
899,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	3.050	09/07/2020	898,724
4,000,000	Prudential Financial, Inc. (3 mo. USD LIBOR + 3.92%)(a)	5.625	06/15/2043	4,200,000

				16,004,803

	Internet—0.3%
1,143,000	Tencent Holdings Ltd., MTN (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	3.197	01/19/2023	1,135,048

	Oil & Gas—0.4%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	3.584	05/15/2022	1,518,246
340,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	3.246	02/26/2021	340,026

				1,858,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Pharmaceuticals—2.5%
$3,395,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	3.232%	06/25/2021	$3,376,964
4,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(a)	3.381	06/15/2022	3,991,533
2,343,000	Cigna Corp. (3 mo. USD LIBOR + 0.89%)(a)(b)	3.487	07/15/2023	2,334,460
839,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.321	03/09/2021	842,644

				10,545,601

	Pipelines—1.1%
1,000,000	Plains All American Pipeline LP, Series B(c)	6.125		965,000
4,300,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)	4.894	05/15/2067	3,586,415

				4,551,415

	Semiconductors—0.4%
1,500,000	QUALCOMM, Inc. (3 mo. USD LIBOR + 0.73%)(a)	3.313	01/30/2023	1,507,698

	Telecommunications—2.0%
2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)	3.583	02/15/2023	2,643,004
3,832,000	AT&T, Inc. (3 mo. USD LIBOR + 1.18%)(a)	3.777	06/12/2024	3,850,785
1,627,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.10%)(a)	3.784	05/15/2025	1,641,338

				8,135,127

	Trucking & Leasing—0.4%
1,777,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(a)(b)	3.576	06/01/2021	1,783,507

	Total Corporate Bonds and Notes (Cost $172,327,047)			171,774,583

	U.S. Agency Mortgage Credit Risk Transfer—23.4%
	Structured Agency Credit Risk (STACR)—17.8%(d)
4,500,861	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2 (1 mo. USD LIBOR + 1.20%)(a)	3.677	10/25/2029	4,526,130
975,583	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)(a)	3.677	08/25/2029	978,196
3,298,459	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)(a)	4.677	02/25/2024	3,354,573
672,749	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN2 (1 mo. USD LIBOR + 1.65%)(a)	4.127	04/25/2024	677,108
5,309,734	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)(a)	4.677	09/25/2024	5,412,027
7,928,065	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA3 (1 mo. USD LIBOR + 2.85%)(a)	5.327	04/25/2028	8,113,982
7,139,011	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)(a)	4.427	05/25/2025	7,257,550
2,780,127	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)(a)	5.127	03/25/2028	2,815,890
3,853,324	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)(a)	5.277	05/25/2028	3,932,081
7,373,089	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)(a)	5.386	07/25/2028	7,487,088
2,628,540	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA4 (1 mo. USD LIBOR + 1.30%)(a)	3.777	03/25/2029	2,638,510
1,334,426	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)(a)	5.227	09/25/2028	1,354,269
4,104,437	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)(a)	4.727	11/25/2028	4,168,506
9,497,791	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)(a)	3.827	03/25/2029	9,555,894
6,630,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)(a)	3.777	04/25/2029	6,665,652
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2018-HRP2 (1 mo. USD LIBOR + 1.25%)(a)(b)	3.727	02/25/2047	3,011,850
1,961,526	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)(a)	6.277	03/25/2025	2,069,307

				74,018,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Agency Mortgage Credit Risk Transfer (continued)
	Connecticut Avenue Securities (CAS)—5.6%(e)
$6,706,508	Federal National Mortgage Association (FNMA), Class 1M2, Series 2014-C03 (1 mo. USD LIBOR + 3.00%)(a)	5.477%	07/25/2024	$7,172,434
2,939,933	Federal National Mortgage Association (FNMA), Class 1M2, Series 2016-C02 (1 mo. USD LIBOR + 6.00%)(a)	8.477	09/25/2028	3,344,142
55,181	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)(a)	3.827	01/25/2029	55,220
3,323,473	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)(a)	3.627	09/25/2029	3,331,876
3,620,455	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C02 (1 mo. USD LIBOR + 2.60%)(a)	5.077	05/25/2024	3,780,925
4,108,794	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C03 (1 mo. USD LIBOR + 2.90%)(a)	5.377	07/25/2024	4,322,023
1,197,970	Federal National Mortgage Association (FNMA), Class 2M2, Series 2015-C02 (1 mo. USD LIBOR + 4.00%)(a)	6.477	05/25/2025	1,276,712

				23,283,332

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $97,813,782)			97,301,945

	Commercial Mortgage-Backed Securities—11.2%
1,000,000	BX Commercial Mortgage Trust, Class A, Series 2018-BIOA (1 mo. USD LIBOR + 0.67%)(a)(b)	3.144	03/15/2037	995,033
1,500,000	BX Commercial Mortgage Trust, Class C, Series 2018-BIOA (1 mo. USD LIBOR + 1.12%)(a)(b)	3.594	03/15/2037	1,499,133
4,500,000	BX Trust, Class A, Series 2018-GW (1 mo. USD LIBOR + 0.80%)(a)(b)	3.273	05/15/2035	4,483,545
3,500,000	BX Trust, Class A, Series 2018-MCSF (1 mo. USD LIBOR + 0.58%)(a)(b)	3.049	04/15/2035	3,454,957
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)(a)(b)	3.263	07/15/2032	1,351,032
3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	3.284	06/11/2032	2,996,555
3,800,000	Cloverleaf Cold Storage Trust, Class B, Series 2019-CHL2 (1 mo. USD LIBOR + 1.35%)(a)(b)	3.823	03/15/2036	3,814,844
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)(a)(b)	3.473	04/15/2036	3,414,857
139,180	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)(a)(b)	3.870	10/15/2031	139,341
3,000,000	CSWF Trust, Class B, Series 2018-TOP (1 mo. USD LIBOR + 1.30%)(a)(b)	3.773	08/15/2035	3,005,376
2,000,000	DBGS Mortgage Trust, Class A, Series 2018-5BP (1 mo. USD LIBOR + 0.65%)(a)(b)	3.118	06/15/2033	1,985,259
3,000,000	DBGS Mortgage Trust, Class B, Series 2018-5BP (1 mo. USD LIBOR + 0.83%)(a)(b)	3.303	06/15/2033	2,975,073
1,402,418	DBGS Mortgage Trust, Class B, Series 2018-BIOD (1 mo. USD LIBOR + 0.89%)(a)(b)	3.361	05/15/2035	1,392,035
1,733,770	GPT Mortgage Trust, Class B, Series 2018-GPP (1 mo. USD LIBOR + 1.28%)(a)(b)	3.753	06/15/2035	1,725,930
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)(a)(b)	3.654	05/08/2030	799,596
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)(a)(b)	3.824	05/08/2030	498,979
3,000,000	Morgan Stanley Capital I Inc., Class A, Series 2017-JWDR (1 mo. USD LIBOR + 0.85%)(a)(b)	3.323	11/15/2034	2,991,071
1,000,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)(a)(b)	3.323	11/15/2034	998,019
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)(a)(b)	3.723	06/15/2033	997,261
975,110	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)(a)(b)	3.337	08/20/2030	976,025
1,215,120	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL (1 mo. USD LIBOR + 0.75%)(a)(b)	3.224	11/11/2034	1,213,464
4,900,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)(a)(b)	3.204	12/15/2036	4,876,681

	Total Commercial Mortgage-Backed Securities (Cost $46,641,913)			46,584,066

	U.S. Treasury Securities—9.4%
17,900,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	2.445	10/31/2020	17,889,221
21,200,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	2.515	01/31/2021	21,203,217

	Total U.S. Treasury Securities (Cost $39,070,060)			39,092,438

	U.S. Government Sponsored Agency Mortgage-Backed Securities—6.5%
	Collateralized Mortgage Obligations—4.1%
390,104	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)(a)	2.973	06/15/2041	391,460
1,565,400	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)(a)	2.939	09/15/2040	1,566,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Collateralized Mortgage Obligations (continued)
$1,907,534	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)(a)	2.839%	09/15/2038	$1,909,411
1,966,637	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2018-4770 (1 mo. USD LIBOR + 0.32%)(a)	2.809	08/15/2043	1,965,472
4,825,381	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)(a)	2.839	10/15/2037	4,823,444
1,416,076	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)(a)	2.839	09/15/2040	1,415,828
151,840	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)(a)	2.827	09/25/2041	151,999
1,955,788	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)(a)	2.809	01/25/2045	1,945,341
495,973	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)(a)	2.977	05/25/2046	496,761
647,686	Federal National Mortgage Association (FNMA), REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)(a)	2.809	12/25/2047	644,541
1,810,464	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)(a)	2.789	09/25/2047	1,799,812

				17,110,511

	Commercial Mortgage-Backed Securities—0.7%
2,803,192	Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, Class A, Series 2018-Q008 (1 mo. USD LIBOR + 0.39%)(a)	2.885	10/25/2045	2,796,628

	Federal Home Loan Mortgage Corp. (FHLMC)—0.5%
350,910	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.59%)(a)	4.537	06/01/2037	366,333
859,065	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)(a)	4.514	11/01/2038	901,259
775,462	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.73%)(a)	4.599	03/01/2043	806,084

				2,073,676

	Federal National Mortgage Corp. (FNMA)—0.8%
60,217	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)(a)	4.765	02/01/2035	60,292
1,522,941	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.35%)(a)	4.708	07/01/2035	1,610,972
128,716	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)(a)	4.346	07/01/2035	133,021
541,702	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.79%)(a)	4.557	10/01/2036	567,421
281,024	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.80%)(a)	4.797	03/01/2037	292,556
552,605	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.62%)(a)	4.631	11/01/2037	578,755

				3,243,017

	Government National Mortgage Association—0.4%
1,615,750	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)(a)	2.500	10/20/2047	1,615,867

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $26,902,643)			26,839,699

	Asset-Backed Securities—4.4%
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)(a)	3.103	02/15/2024	252,132
865,165	Edsouth Indenture No. 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(a)(b)	3.277	10/25/2056	857,467
2,500,000	Hertz Vehicle Financing II LP, Class B, Series 2016-4A(b)	3.290	07/25/2022	2,490,754
320,000	Hertz Vehicle Financing II LP, Class B, Series 2017-1A(b)	3.560	10/25/2021	319,670
1,106,896	Home Equity Asset Trust, Class M2, Series 2004-5 (1 mo. USD LIBOR + 0.95%)(a)	3.422	11/25/2034	1,108,654
1,774,538	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(a)(b)	3.291	07/17/2034	1,767,730
1,760,000	Home Partners of America Trust, Class B, Series 2018-1 (1 mo. USD LIBOR + 1.10%)(a)(b)	3.574	07/17/2037	1,745,250
1,857,994	Invitation Homes Trust, Class A, Series 2017-SFR2 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.324	12/17/2036	1,848,219
5,620,000	Invitation Homes Trust, Class C, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(a)(b)	3.924	12/17/2036	5,642,596
1,000,000	Invitation Homes Trust, Class B, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.424	03/17/2037	994,062
1,177,271	Pennsylvania Higher Education Assistance Agency, Class A2, Series 2009-2 (3 mo. USD LIBOR + 1.10%)(a)	3.680	01/25/2028	1,102,425

	Total Asset-Backed Securities (Cost $18,178,825)			18,128,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Collateralized Mortgage Obligations—3.2%
$322,273	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(f)	4.671%	02/25/2035	$325,992
400,869	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(f)	4.578	10/25/2033	408,975
299,367	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(f)	4.747	01/25/2034	306,082
1,080,000	Deephaven Residential Mortgage Trust, Class A1, Series 2019-2A(b)	3.558	04/25/2059	1,084,081
292,397	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(a)	3.117	10/25/2028	291,190
111,196	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(f)	4.444	02/25/2035	115,735
3,720,025	OBX Trust, Class 2A1, Series 2018-EXP1 (1 mo. USD LIBOR + 0.85%)(a)(b)	3.327	04/25/2048	3,709,325
3,272,801	OBX Trust, Class 2A2, Series 2018-EXP2 (1 mo. USD LIBOR + 0.95%)(a)(b)	3.427	11/25/2048	3,281,532
1,500,000	OBX Trust, Class 2A2, Series 2019-EXP1 (1 mo. USD LIBOR + 1.15%)(a)(b)	3.640	01/25/2059	1,497,997
1,936,845	Residential Mortgage Loan Trust, Class A1, Series 2019-1(b)	3.936	10/25/2058	1,911,954
141,854	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(f)	4.258	06/25/2034	145,614
270,731	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(f)	4.941	05/25/2035	279,595

	Total Collateralized Mortgage Obligations (Cost $13,311,107)			13,358,072

Number of Shares
	Money Market Fund—0.1%
468,862	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(g) (Cost $468,862)			468,862

	Total Investments in Securities (Cost $414,714,239)—99.6%			413,548,624

	Other assets less liabilities—0.4%			1,631,888

	Net Assets—100.0%			$415,180,512

Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium-Term Note

SOFR—Secured Overnight Financing Rate

STRIPS—Separately Traded Registered Interest and Principal Securities

REMICs—Real Estate Mortgage Investment Conduits

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $126,536,499, which represented 30.48% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)	Interest Rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect April 30, 2019.
(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

(This Page Intentionally Left Blank)

37

Statements of Assets and Liabilities

April 30, 2019

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi- Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Assets:
Unaffiliated investments in securities, at value(a)	$48,865,776	$—	$—	$—
Affiliated investments in securities, at value	443,540	2,827,418	2,804,965	4,403,441
Other investments:
Unrealized appreciation on futures contracts	—	—	—	—
Cash	—	—	—	—
Deposits with brokers:
Cash collateral—futures contracts	—	—	—	—
Receivable for:
Dividends and interest	30,301	—	—	—
Investments sold	—	1,784,652	1,194,166	2,873,770
Foreign tax reclaims	—	—	—	—
Securities lending	—	683	861	559

Total assets	49,339,617	4,612,753	3,999,992	7,277,770

Liabilities:
Other investments:
Open written options, at value	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	—	—
Unrealized depreciation on futures contracts	—	—	—	—
Payable for:
Collateral upon return of securities loaned	440,869	53,976	203,737	89,392
Shares repurchased	—	—	—	—
Investments purchased	—	1,791,449	1,203,767	2,878,496
Accrued unitary management fees	12,230	113	166	176
Accrued advisory fees	—	—	—	—
Accrued trustees’ and officer’s fees	—	—	—	—
Accrued expenses	—	—	—	—

Total liabilities	453,099	1,845,538	1,407,670	2,968,064

Net Assets	$48,886,518	$2,767,215	$2,592,322	$4,309,706

Net assets consist of:
Shares of beneficial interest	$44,340,162	$2,609,391	$1,837,810	$3,957,495
Distributable earnings	4,546,356	157,824	754,512	352,211

Net Assets	$48,886,518	$2,767,215	$2,592,322	$4,309,706

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	200,001	200,001	300,001
Net asset value	$88.88	$13.84	$12.96	$14.37

Market price	$88.93	$13.85	$12.99	$14.38

Unaffiliated investments in securities, at cost	$43,658,817	$—	$—	$—

Affiliated investments in securities, at cost	$443,540	$2,783,026	$2,771,471	$4,344,273

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$436,429	$53,166	$175,460	$88,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Moderately Conservative Multi- Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$—	$31,154,868	$63,134,089	$2,346,531,290	$413,079,762
4,131,763	7,148,075	—	—	468,862

—	342,160	—	—	—
—	4,004	6,799,741	207,892	—

—	1,374,119	—	—	—

—	39,960	353,670	7,783,638	1,497,057
2,201,520	667	2,231,972	—	230,657
—	—	—	—	6,624
492	9	—	—	—

6,333,775	40,063,862	72,519,472	2,354,522,820	415,282,962

—	—	64,960	—	—
—	4,065	17,195	—	—
—	—	754	—	—
—	25,852	—	—	—

84,366	57,747	—	—	—
—	667	—	—	—
2,212,741	—	10,265,014	10,000,000	—
165	11,589	23,001	—	102,450
—	—	—	382,466	—
—	—	—	13,201	—
—	—	—	395,159	—

2,297,272	99,920	10,370,924	10,790,826	102,450

$4,036,503	$39,963,942	$62,148,548	$2,343,731,994	$415,180,512

$3,806,992	$115,913,720	$61,744,837	$2,337,306,140	$419,004,155
229,511	(75,949,778)	403,711	6,425,854	(3,823,643)

$4,036,503	$39,963,942	$62,148,548	$2,343,731,994	$415,180,512

300,001	1,400,000	1,200,000	46,600,000	16,650,001
$13.45	$28.55	$51.79	$50.29	$24.94

$13.47	$28.48	$51.83	$50.29	$24.91

$—	$27,468,698	$62,705,068	$2,341,106,142	$414,245,377

$4,066,474	$7,152,643	$—	$—	$468,862

$—	$—	$63,972	$—	$—

$82,559	$56,676	$—	$—	$—

39

Statements of Operations

For the six months ended April 30, 2019

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi- Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Investment income:
Unaffiliated dividend income	$578,556	$—	$—	$—
Affiliated dividend income	146	33,179	120,750	48,479
Unaffiliated interest income	—	—	—	—
Securities lending income	8	5,675	20,283	8,296
Foreign withholding tax	—	—	—	—

Total investment income	578,710	38,854	141,033	56,775

Expenses:
Unitary management fees	58,659	657	1,929	1,039
Advisory fees	—	—	—	—
Accounting & administration fees	—	—	—	—
Professional fees	—	—	—	—
Printing fees	—	—	—	—
Custodian & transfer agent fees	—	—	—	—
Trustees’ and officer’s fees	—	—	—	—
Listing fee and expense	—	—	—	—
Insurance	—	—	—	—
Intraday valuation fees	—	—	—	—
Other expenses	—	—	—	—

Total expenses	58,659	657	1,929	1,039

Less: Waivers	(10)	(2)	(6)	(3)

Net expenses	58,649	655	1,923	1,036

Net investment income	520,061	38,199	139,110	55,739

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(109,576)	—	—	—
Affiliated investment securities	—	102,643	84,932	123,985
Unaffiliated in-kind redemptions	—	—	—	—
Affiliated in-kind redemptions	—	—	586,004	150,638
Foreign currencies	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—

Net realized gain (loss)	(109,576)	102,643	670,936	274,623

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,891,417	—	—	—
Affiliated investment securities	—	54,390	39,249	54,941
Foreign currencies	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—
Options written	—	—	—	—

Change in net unrealized appreciation (depreciation)	3,891,417	54,390	39,249	54,941

Net realized and unrealized gain (loss)	3,781,841	157,033	710,185	329,564

Net increase in net assets resulting from operations	$4,301,902	$195,232	$849,295	$385,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Moderately Conservative Multi- Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$—	$256,209	$9,975	$—	$—
54,154	74,228	—	—	19,033
—	—	876,769	31,403,449	7,226,099
7,050	462	21	352	35
—	—	(130)	(21,095)	—

61,204	330,899	886,635	31,382,706	7,245,167

863	60,248	113,905	—	634,335
—	—	—	2,038,443	—
—	—	—	57,591	—
—	—	—	31,914	—
—	—	—	29,361	—
—	—	—	12,511	—
—	—	—	8,948	—
—	—	—	3,719	—
—	—	—	2,230	—
—	—	—	991	—
—	—	—	19,833	—

863	60,248	113,905	2,205,541	634,335

(2)	(5,728)	—	—	(1,437)

861	54,520	113,905	2,205,541	632,898

60,343	276,379	772,730	29,177,165	6,612,269

—	(2,124,293)	308,143	1,528,333	(1,172,771)
145,140	—	—	—	—
—	59,742	—	—	—
—	—	—	—	—
—	—	(2,119)	(3,976)	—
—	—	—	(751,100)	—
—	(831,227)	(186,606)	—	—

145,140	(2,895,778)	119,418	773,257	(1,172,771)

—	4,098,715	1,774,020	4,449,644	(279,200)
49,919	119	—	—	—
—	—	—	20	—
—	—	(754)	(27,583)	—
—	101,832	(143,653)	—	—
—	—	(988)	—	—

49,919	4,200,666	1,628,625	4,422,081	(279,200)

195,059	1,304,888	1,748,043	5,195,338	(1,451,971)

$255,402	$1,581,267	$2,520,773	$34,372,503	$5,160,298

41

Statements of Changes in Net Assets

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$520,061	$646,614	$38,199	$46,890
Net realized gain (loss)	(109,576)	(291,245)	102,643	6,601
Change in net unrealized appreciation (depreciation)	3,891,417	(400,767)	54,390	(82,789)

Net increase (decrease) in net assets resulting from operations	4,301,902	(45,398)	195,232	(29,298)

Distributions to Shareholders from:
Distributable earnings	(352,486)	(457,566)	(48,419)	(41,471)

Shareholder Transactions:
Proceeds from shares sold	17,130,337	8,200,189	—	1,359,379
Value of shares repurchased	—	(3,910,636)	—	—

Net increase in net assets resulting from shares transactions	17,130,337	4,289,553	—	1,359,379

Net increase (decrease) in net assets	21,079,753	3,786,589	146,813	1,288,610

Net Assets:
Beginning of period	27,806,765	24,020,176	2,620,402	1,331,792

End of period	$48,886,518	$27,806,765	$2,767,215	$2,620,402

Changes in Shares Outstanding:
Shares sold	200,000	100,000	—	100,000
Shares repurchased	—	(50,000)	—	—
Shares outstanding, beginning of period	350,000	300,000	200,001	100,001

Shares outstanding, end of period	550,000	350,000	200,001	200,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$139,110	$43,679	$55,739	$44,328	$60,343	$39,735
670,936	(2,910)	274,623	9,854	145,140	3,123
39,249	(35,411)	54,941	(92,178)	49,919	(36,887)

849,295	5,358	385,303	(37,996)	255,402	5,971

(93,823)	(43,324)	(63,484)	(37,124)	(52,263)	(40,004)

12,167,371	—	2,698,237	1,410,361	2,556,980	—
(11,579,555)	—	(1,401,116)	—	—	—

587,816	—	1,297,121	1,410,361	2,556,980	—

1,343,288	(37,966)	1,618,940	1,335,241	2,760,119	(34,033)

1,249,034	1,287,000	2,690,766	1,355,525	1,276,384	1,310,417

$2,592,322	$1,249,034	$4,309,706	$2,690,766	$4,036,503	$1,276,384

1,000,000	—	200,000	100,000	200,000	—
(900,000)	—	(100,000)	—	—	—
100,001	100,001	200,001	100,001	100,001	100,001

200,001	100,001	300,001	200,001	300,001	100,001

43

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Two Months Ended October 31, 2018(a)	Year Ended August 31, 2018
Operations:
Net investment income	$276,379	$362,692	$772,730	$246,381	$1,729,357
Net realized gain (loss)	(2,895,778)	4,228,306	119,418	566,597	306,266
Change in net unrealized appreciation (depreciation)	4,200,666	(3,434,841)	1,628,625	(1,523,442)	(788,412)

Net increase (decrease) in net assets resulting from operations	1,581,267	1,156,157	2,520,773	(710,464)	1,247,211

Distributions to Shareholders from:
Distributable earnings	(258,306)	(438,757)	(1,575,494)	(254,440)	(1,904,261)

Shareholder Transactions:
Proceeds from shares sold	16,147,666	5,899,570	20,490,463	—	18,394,224
Value of shares repurchased	(4,029,431)	(4,100,215)	—	—	(57,597,609)

Net increase (decrease) in net assets resulting from shares transactions	12,118,235	1,799,355	20,490,463	—	(39,203,385)

Net increase (decrease) in net assets	13,441,196	2,516,755	21,435,742	(964,904)	(39,860,435)

Net Assets:
Beginning of period	26,522,746	24,005,991	40,712,806	41,677,710	81,538,145

End of period	$39,963,942	$26,522,746	$62,148,548	$40,712,806	$41,677,710

Changes in Shares Outstanding:
Shares sold	600,000	200,000	400,000	—	350,000
Shares repurchased	(150,000)	(150,000)	—	—	(1,100,000)
Shares outstanding, beginning of period	950,000	900,000	800,000	800,000	1,550,000

Shares outstanding, end of period	1,400,000	950,000	1,200,000	800,000	800,000

(a)	For the period September 1, 2018 through October 31, 2018.
(b)	For the period June 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Ultra Short Duration ETF (GSY)			Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$29,177,165	$14,998,841	$19,427,424	$6,612,269	$7,874,125
773,257	90,013	2,820,225	(1,172,771)	(260,131)
4,422,081	(1,745,300)	100,925	(279,200)	(1,489,063)

34,372,503	13,343,554	22,348,574	5,160,298	6,124,931

(30,838,707)	(15,247,637)	(22,054,804)	(7,027,821)	(8,510,280)

2,028,663,143	798,720,129	391,813,223	17,447,087	316,705,784
(1,300,020,251)	(351,725,452)	(301,733,842)	(48,267,069)	—

728,642,892	446,994,677	90,079,381	(30,819,982)	316,705,784

732,176,688	445,090,594	90,373,151	(32,687,505)	314,320,435

1,611,555,306	1,166,464,712	1,076,091,561	447,868,017	133,547,582

$2,343,731,994	$1,611,555,306	$1,166,464,712	$415,180,512	$447,868,017

40,400,000	15,900,000	7,800,000	700,000	12,600,000
(25,900,000)	(7,000,000)	(6,000,000)	(1,950,000)	—
32,100,000	23,200,000	21,400,000	17,900,001	5,300,001

46,600,000	32,100,000	23,200,000	16,650,001	17,900,001

45

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$79.45		$80.07	$75.57	$73.43	$70.66	$60.33
Net investment income(a)	1.28		2.05	0.75	1.73	1.51	0.92
Net realized and unrealized gain (loss) on investments	9.01		(1.24)	5.44	3.04	2.51	10.33
Total from investment operations	10.29		0.81	6.19	4.77	4.02	11.25
Distributions to shareholders from:
Net investment income	(0.86)		(1.43)	(1.69)	(1.80)	(1.25)	(0.92)
Net realized gains	—		—	—	(0.83)	—	—
Total distributions	(0.86)		(1.43)	(1.69)	(2.63)	(1.25)	(0.92)
Net asset value at end of period	$88.88		$79.45	$80.07	$75.57	$73.43	$70.66
Market price at end of period(b)	$88.93		$79.30	$80.04	$75.55	$73.49	$70.63
Net Asset Value Total Return(c)	13.15%		1.02%	8.37%	6.65%	5.72%	18.95%
Market Price Total Return(c)	13.42%		0.87%	8.36%	6.53%	5.85%	18.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,887		$27,807	$24,020	$26,450	$55,069	$42,396
Ratio to average net assets of:
Expenses	0.35	%(d)	0.53%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.10	%(d)	2.58%	0.97%	2.34%	2.09%	1.46%
Portfolio turnover rate(e)	15%		92%	134%	192%	199%	169%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.10		$13.32	$12.50
Net investment income(b)	0.19		0.36	0.18
Net realized and unrealized gain (loss) on investments	0.79		(0.23)	0.76
Total from investment operations	0.98		0.13	0.94
Distributions to shareholders from:
Net investment income	(0.20)		(0.32)	(0.12)
Net realized gains	(0.04)		(0.03)	—
Total distributions	(0.24)		(0.35)	(0.12)
Net asset value at end of period	$13.84		$13.10	$13.32
Market price at end of period(c)	$13.85		$13.14	$13.33
Net Asset Value Total Return(d)	7.71%		0.89%	7.57	%(e)
Market Price Total Return(d)	7.45%		1.12%	7.65	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,767		$2,620	$1,332
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05%	0.05	%(g)
Net investment income	2.91	%(g)	2.68%	2.08	%(g)
Portfolio turnover rate(h)	74%		26%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights (continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.49		$12.87	$12.50
Net investment income(b)	0.23		0.44	0.21
Net realized and unrealized gain (loss) on investments	0.47		(0.38)	0.31
Total from investment operations	0.70		0.06	0.52
Distributions to shareholders from:
Net investment income	(0.23)		(0.42)	(0.15)
Net realized gains	—		(0.02)	—
Total distributions	(0.23)		(0.44)	(0.15)
Net asset value at end of period	$12.96		$12.49	$12.87
Market price at end of period(c)	$12.99		$12.49	$12.88
Net Asset Value Total Return(d)	5.69%		0.39%	4.18	%(e)
Market Price Total Return(d)	5.93%		0.31%	4.26	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,592		$1,249	$1,287
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05%	0.05	%(g)
Net investment income	3.60	%(g)	3.42%	2.36	%(g)
Portfolio turnover rate(h)	22%		38%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights (continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.45		$13.56	$12.50
Net investment income(b)	0.18		0.35	0.17
Net realized and unrealized gain (loss) on investments	0.94		(0.15)	1.00
Total from investment operations	1.12		0.20	1.17
Distributions to shareholders from:
Net investment income	(0.16)		(0.28)	(0.11)
Net realized gains	(0.04)		(0.03)	—
Total distributions	(0.20)		(0.31)	(0.11)
Net asset value at end of period	$14.37		$13.45	$13.56
Market price at end of period(c)	$14.38		$13.50	$13.59
Net Asset Value Total Return(d)	8.48%		1.43%	9.36	%(e)
Market Price Total Return(d)	8.15%		1.58%	9.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,310		$2,691	$1,356
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05%	0.05	%(g)
Net investment income	2.68	%(g)	2.51%	1.90	%(g)
Portfolio turnover rate(h)	81%		21%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights (continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.76		$13.10	$12.50
Net investment income(b)	0.22		0.40	0.20
Net realized and unrealized gain (loss) on investments	0.64		(0.34)	0.54
Total from investment operations	0.86		0.06	0.74
Distributions to shareholders from:
Net investment income	(0.16)		(0.37)	(0.14)
Net realized gains	(0.01)		(0.03)	—
Total distributions	(0.17)		(0.40)	(0.14)
Net asset value at end of period	$13.45		$12.76	$13.10
Market price at end of period(c)	$13.47		$12.78	$13.12
Net Asset Value Total Return(d)	6.88%		0.40%	5.94	%(e)
Market Price Total Return(d)	6.87%		0.41%	6.10	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,037		$1,276	$1,310
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05%	0.05	%(g)
Net investment income	3.50	%(g)	3.03%	2.23	%(g)
Portfolio turnover rate(h)	73%		32%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights (continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$27.92		$26.67	$23.42	$24.89	$29.50	$27.15
Net investment income(a)	0.24		0.41	0.40	0.37	0.33	0.33
Net realized and unrealized gain (loss) on investments	0.63		1.36	3.37	(1.37)	(3.39)	2.49
Total from investment operations	0.87		1.77	3.77	(1.00)	(3.06)	2.82
Distributions to shareholders from:
Net investment income	(0.24)		(0.52)	(0.52)	(0.47)	(0.32)	(0.47)
Net realized gains	—		—	—	—	(1.23)	—
Total distributions	(0.24)		(0.52)	(0.52)	(0.47)	(1.55)	(0.47)
Net asset value at end of period	$28.55		$27.92	$26.67	$23.42	$24.89	$29.50
Market price at end of period(b)	$28.48		$27.86	$26.68	$23.45	$24.92	$29.49
Net Asset Value Total Return(c)	3.16%		6.61%	16.27%	(4.10)%	(10.83)%	10.50%
Market Price Total Return(c)	3.13%		6.33%	16.16%	(4.09)%	(10.69)%	10.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,964		$26,523	$24,006	$106,574	$416,981	$529,465
Ratio to average net assets of:
Expenses, after Waivers(d)	0.35	%(e)	0.38%	0.39%	0.37%	0.35%	0.36%
Expenses, prior to Waivers(d)	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income, after Waivers	1.79	%(e)	1.45%	1.59%	1.52%	1.23%	1.16%
Portfolio turnover rate(f)	298%		542%	54%	373%	478%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights (continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2019 (Unaudited)		Two Months Ended October 31, 2018		Years Ended August 31,		For the Period February 10, 2016(a) Through August 31, 2016
					2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$50.89		$52.10		$52.61	$52.54	$49.97
Net investment income(b)	0.85		0.31		1.47	1.47	0.72
Net realized and unrealized gain (loss) on investments	1.92		(1.20)		(0.37)	0.29	2.42
Total from investment operations	2.77		(0.89)		1.10	1.76	3.14
Distributions to shareholders from:
Net investment income	(0.91)		(0.32)		(1.49)	(1.38)	(0.57)
Net realized gains	(0.96)		—		(0.12)	(0.31)	—
Total distributions to shareholders	(1.87)		(0.32)		(1.61)	(1.69)	(0.57)
Net asset value at end of period	$51.79		$50.89		$52.10	$52.61	$52.54
Market price at end of period	$51.83	(c)	$50.93	(c)	$52.10 (c)	$52.67	$52.60
Net Asset Value Total Return(d)	5.56%		(1.72)%		2.14%	3.47%	6.29%
Market Price Total Return(d)	5.57%		(1.64)%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,149		$40,713		$41,678	$81,538	$21,014
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(e)	0.50	%(e)	0.50%	0.49%	0.49	%(e)
Expenses, prior to Waivers	0.50	%(e)	0.50	%(e)	0.51%	0.51%	0.50	%(e)
Net investment income, after Waivers	3.39	%(e)	3.58	%(e)	2.80%	2.87%	2.56	%(e)
Portfolio turnover rate(f)	195%		53%		219%	171%	131%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights (continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$50.20		$50.28		$50.28	$50.01	$50.10	$50.30	$50.21
Net investment income(a)	0.70		0.55		0.87	0.70	0.60	0.63	0.54
Net realized and unrealized gain (loss) on investments	0.11		(0.06)		0.14	0.24	(0.11)	(0.12)	0.06
Total from investment operations	0.81		0.49		1.01	0.94	0.49	0.51	0.60
Distributions to shareholders from:
Net investment income	(0.71)		(0.57)		(1.01)	(0.67)	(0.58)	(0.71)	(0.49)
Net realized gains	(0.01)		—		—	—	—	—	(0.02)
Total distributions to shareholders	(0.72)		(0.57)		(1.01)	(0.67)	(0.58)	(0.71)	(0.51)
Net asset value at end of period	$50.29		$50.20		$50.28	$50.28	$50.01	$50.10	$50.30
Market price at end of period	$50.29	(b)	$50.22	(b)	$50.29 (b)	$50.29	$50.03	$50.11	$50.27
Net Asset Value Total Return(c)	1.61%		0.98%		2.02%	1.90%	0.98%	1.01%	1.22%
Market Price Total Return(c)	1.57%		1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,343,732		$1,611,555		$1,166,465	$1,076,092	$715,109	$440,913	$709,258
Ratio to average net assets of:
Expenses, after Waivers	0.22	%(d)	0.25	%(d)	0.27%	0.27%	0.28%	0.25%	0.27%
Expenses, prior to Waivers	0.22	%(d)	0.25	%(d)	0.28%	0.28%	0.28%	0.25%	0.29%
Net investment income, after Waivers	2.86	%(d)	2.64	%(d)	1.74%	1.40%	1.21%	1.25%	1.09%
Portfolio turnover rate(e)	14%		6%		56%	52%	25%	44%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights (continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,		For the Period September 20, 2016(a) Through October 31, 2016
			2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.02		$25.20	$24.98	$25.00
Net investment income(b)	0.39		0.65	0.50	0.06
Net realized and unrealized gain (loss) on investments	(0.06)		(0.15)	0.29	(0.03)
Total from investment operations	0.33		0.50	0.79	0.03
Distributions to shareholders from:
Net investment income	(0.41)		(0.68)	(0.56)	(0.05)
Return of capital	—		—	(0.01)	(0.00	)(c)
Total distributions	(0.41)		(0.68)	(0.57)	(0.05)
Net asset value at end of period	$24.94		$25.02	$25.20	$24.98
Market price at end of period(d)	$24.91		$25.02	$25.22	$25.04
Net Asset Value Total Return(e)	1.34%		2.01%	3.21%	0.14	%(f)
Market Price Total Return(e)	1.22%		1.92%	3.04%	0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$415,181		$447,868	$133,548	$49,956
Ratio to average net assets of:
Expenses	0.30	%(g)	0.30%	0.30%	0.30	%(g)
Net investment income	3.13	%(g)	2.59%	1.98%	2.03	%(g)
Portfolio turnover rate(h)	25%		26%	23%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2019

(Unaudited)

Note 1—Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Total Return Bond ETF (GTO)	“Total Return Bond ETF”
Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The Nasdaq Stock Market

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or its affiliates, or other unaffiliated advisers. Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to provide long-term capital appreciation. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for S&P 500® Downside Hedged ETF is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Total Return Bond ETF is to seek maximum total return, comprised of income and capital appreciation. The investment objective of

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Ultra Short Duration ETF is to seek maximum current income, consistent with preservation of capital and daily liquidity. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for Funds that invest in non-U.S. securities, which may have lower trading volumes.

Currency Risk. Certain Funds’ investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as a Fund holds a foreign currency denominated security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers also may be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of a Fund’s use of currency investment strategies, the Fund’s net currency position may expose the Fund to losses independent of any securities positions.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

REIT Risk. For certain Funds, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund (except Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF currently effect creations and redemptions principally for cash, and S&P 500® Downside Hedged ETF currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind,

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because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Industry Concentration Risk. The Active U.S. Real Estate ETF concentrates in securities of companies in the real estate industry. With respect to the Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, to the extent that an Underlying ETF’s index concentrates in the securities of issuers in a particular industry or sector, the Underlying ETF will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, a Fund or Underlying ETF faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which a Fund or Underlying ETF invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or the market as a whole.

Portfolio Turnover Risk. Certain Funds may engage in frequent and active trading of their portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase a Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to a Fund’s shareholders.

Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that a Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

VIX Index Risk. For S&P 500® Downside Hedged ETF, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of each Fund’s Shares. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tax Risk. S&P 500® Downside Hedged ETF will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must

57

meet a qualifying income test each taxable year. The S&P 500® Downside Hedged ETF has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Investment in Investment Companies Risk. A Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. S&P 500® Downside Hedged ETF invests in futures contracts, which cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Fund will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program.

Agency Debt Risk. Certain Funds invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, each Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce each Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund can lose money.

Credit Risk. The issuer of instruments in which Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF invest may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Portfolio Size Risk. Under normal market conditions, each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF typically will hold a small number of positions (approximately 10-20 Underlying Funds). To the extent that a significant portion of a Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one Underlying Fund may have a greater impact on such Fund’s NAV than it would if the Fund held a greater number of constituents.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of variable rate instruments that have an average duration of one year or less.

Liquidity Risk. Certain Funds may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of each Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when each Fund’s operations require cash, and may in certain circumstances require that each Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event each Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Mortgage- and Asset-Backed Securities Risk. Certain Funds may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that

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include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other ABS), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent the Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

To-Be-Announced (TBA) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

U.S. Government Obligations Risk. For certain Funds, obligations of U.S. Government agencies and authorities generally are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders — Each Fund (except Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes — Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses — Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Ultra Short Duration ETF is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and

60

assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote

J.

Securities Lending — During the six-month period ended April 30, 2019, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF, S&P 500® Downside Hedged ETF and Total Return Bond ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Repurchase Agreements — The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, each Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time each Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, each Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, each Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by each Fund, amounts to more than 15% of each Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

L.

Commercial Mortgage-Backed Securities — Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of

61

income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

M.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

N.

Forward Foreign Currency Contracts — Total Return Bond ETF and Ultra Short Duration ETF may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

Each Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

O.

Futures Contracts — S&P 500® Downside Hedged ETF and Total Return Bond ETF may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. S&P 500® Downside Hedged ETF and Total Return Bond ETF will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting

62

in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

P.

Structured Securities — S&P 500® Downside Hedged ETF may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

Q.

Call Options Purchased and Written — Total Return Bond ETF may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Put Options Purchased and Written — Total Return Bond ETF may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

S.

Swap Agreements — Total Return Bond ETF may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions,

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events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any. Interest rate, total return, index and currency exchange rate swap agreements are two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

T.

Distributions from Distributable Earnings — In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for Total Return Bond ETF consisted of distributions from net investment income of $1,754,386 and distributions from net realized gains of $149,875. For the year ended May 31, 2018, distributions from distributable earnings for Ultra Short Duration ETF consisted of distributions from net investment income.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Management Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if

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any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate ETF	0.35%
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
S&P 500® Downside Hedged ETF	0.39%
Total Return Bond ETF	0.50%
Variable Rate Investment Grade ETF	0.30%

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2021.

Additionally, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of the Total Return Bond ETF and the Ultra Short Duration ETF’s management fee and/or reimburse Fund expenses for each Fund in an amount equal to 100% of the net advisory fees that an affiliated person of the Adviser (an “Affiliated Person”) or the Adviser receives that are attributable to each Fund’s investments in any other fund managed by such Affiliated Person or the Adviser. This waiver will have the effect of reducing the Acquired Fund Fees and Expense that are indirectly borne by each Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Further, through at least August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s (except for Total Return Bond ETF) management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Active U.S. Real Estate ETF	$10
Balanced Multi-Asset Allocation ETF	2
Conservative Multi-Asset Allocation ETF	6
Growth Multi-Asset Allocation ETF	3
Moderately Conservative Multi-Asset Allocation ETF	2
S&P 500® Downside Hedged ETF	5,728
Total Return Bond ETF	—
Ultra Short Duration ETF	—
Variable Rate Investment Grade ETF	1,437

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2019.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

65

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4—Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2019.

Balanced Multi-Asset Allocation ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$201,793	$20,170	$(233,374)	$8,447	$2,964	$—	$2,158
Invesco Corporate Income Defensive ETF	—	80,057	—	161	—	80,218	—
Invesco Corporate Income Value ETF	—	45,634	—	15	—	45,649	—
Invesco Emerging Markets Sovereign Debt ETF	99,961	7,500	(8,639)	7,518	(903)	105,437	2,601
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	225,847	6,054	(241,608)	9,524	183	—	2,736
Invesco FTSE RAFI Emerging Markets ETF*	48,172	193	(52,400)	1,728	2,307	—	323
Invesco FTSE RAFI US 1000 ETF*	344,417	26,244	(393,331)	(6,746)	29,416	—	3,413
Invesco FTSE RAFI US 1500 Small-Mid ETF*	181,245	22,631	(213,959)	6,482	3,601	—	994
Invesco Fundamental High Yield® Corporate Bond ETF*	99,026	5,922	(107,765)	2,524	293	—	2,129
Invesco Fundamental Investment Grade Corporate Bond ETF*	251,708	20,384	(279,850)	4,776	2,982	—	3,802
Invesco Investment Grade Defensive ETF	—	168,441	—	284	—	168,725	—
Invesco Investment Grade Value ETF	—	93,831	—	223	—	94,054	—
Invesco RAFITM Strategic Developed ex-US ETF	—	217,170	—	566	—	217,736	—
Invesco RAFITM Strategic Emerging Markets ETF	—	58,178	—	(121)	—	58,057	—
Invesco RAFITM Strategic US ETF	—	388,731	—	(1,151)	—	387,580	—
Invesco RAFITM Strategic US Small Company ETF	—	209,119	—	(938)	—	208,181	—
Invesco Russell Top 200 Pure Growth ETF*	294,065	20,110	(354,162)	(23,218)	63,205	—	1,477
Invesco S&P 500® Low Volatility ETF	191,720	9,871	(14,112)	22,478	606	210,563	2,202
Invesco S&P 500® Pure Growth ETF	—	327,882	—	193	—	328,075	—
Invesco S&P Emerging Markets Low Volatility ETF	48,162	2,330	(19,631)	3,195	(799)	33,257	1,157
Invesco S&P International Developed Low Volatility ETF	173,409	969	(27,914)	13,540	(627)	159,377	2,585
Invesco S&P MidCap Low Volatility ETF	54,713	2,640	(3,807)	6,059	66	59,671	514
Invesco Senior Loan ETF	50,208	3,992	(1,429)	(16)	(108)	52,647	1,296
Invesco Taxable Municipal Bond ETF	—	183,979	—	(89)	—	183,890	—
Invesco Variable Rate Investment Grade ETF	355,959	45,657	(23,837)	(1,044)	(543)	376,192	5,766

Total Investments in Affiliates	$2,620,405	$1,967,689	$(1,975,818)	$54,390	$102,643	$2,769,309	$33,153

*	At April 30, 2019, this security was no longer held.

66

Conservative Multi-Asset Allocation ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$80,460	$832,773	$(928,293)	$3,321	$11,739	$—	$5,396
Invesco Corporate Income Defensive ETF	—	142,330	—	286	—	142,616	—
Invesco Corporate Income Value ETF	—	80,369	—	26	—	80,395	—
Invesco Emerging Markets Sovereign Debt ETF	72,718	717,259	(687,349)	9,504	40,026	152,158	11,480
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	33,823	337,609	(406,780)	303	35,045	—	1,884
Invesco FTSE RAFI US 1000 ETF*	73,525	751,997	(926,840)	(4,885)	106,203	—	3,658
Invesco Fundamental High Yield® Corporate Bond ETF*	106,947	1,041,710	(1,213,270)	3,932	60,681	—	14,060
Invesco Fundamental Investment Grade Corporate Bond ETF*	195,700	1,970,184	(2,222,925)	6,686	50,355	—	18,541
Invesco Investment Grade Defensive ETF	—	258,820	—	436	—	259,256	—
Invesco Investment Grade Value ETF	—	144,848	—	344	—	145,192	—
Invesco Preferred ETF	98,266	965,137	(931,877)	11,912	59,116	202,554	17,591
Invesco PureBetaSM 0-5 Yr US TIPS ETF	90,992	919,453	(839,350)	3,208	13,705	188,008	288
Invesco RAFITM Strategic Developed ex-US ETF	—	51,203	—	134	—	51,337	—
Invesco RAFITM Strategic US ETF	—	177,592	—	(526)	—	177,066	—
Invesco Russell Top 200 Pure Growth ETF*	64,494	670,793	(867,594)	(14,959)	147,266	—	1,178
Invesco S&P 500® Low Volatility ETF	46,694	451,354	(482,292)	8,108	63,727	87,591	3,387
Invesco S&P 500® Pure Growth ETF	—	151,733	—	90	—	151,823	—
Invesco S&P International Developed Low Volatility ETF	27,718	273,776	(279,990)	5,507	24,956	51,967	1,678
Invesco Senior Loan ETF	107,549	1,063,203	(1,009,601)	4,809	36,612	202,572	16,250
Invesco Taxable Municipal Bond ETF	—	181,497	—	(88)	—	181,409	—
Invesco Variable Rate Investment Grade ETF	250,050	2,550,260	(2,301,814)	1,101	21,505	521,102	25,275

Total Investments in Affiliates	$1,248,936	$13,733,900	$(13,097,975)	$39,249	$670,936	$2,595,046	$120,666

*	At April 30, 2019, this security was no longer held.

Growth Multi-Asset Allocation ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$147,256	$177,035	$(336,231)	$4,827	$7,113	$—	$2,479
Invesco Emerging Markets Sovereign Debt ETF	31,030	64,282	(20,917)	2,802	560	77,757	1,273
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	301,609	317,971	(644,889)	13,264	12,045	—	6,163
Invesco FTSE RAFI Emerging Markets ETF*	82,584	87,039	(178,845)	3,961	5,261	—	912
Invesco FTSE RAFI US 1000 ETF*	428,875	472,496	(953,895)	(7,441)	59,965	—	7,233
Invesco FTSE RAFI US 1500 Small-Mid ETF*	210,106	250,119	(482,106)	4,867	17,014	—	1,867
Invesco Fundamental Investment Grade Corporate Bond ETF*	161,977	188,879	(359,530)	2,954	5,720	—	3,866
Invesco Investment Grade Defensive ETF	—	174,102	—	294	—	174,396	—
Invesco Investment Grade Value ETF	—	96,643	—	229	—	96,872	—
Invesco RAFITM Strategic Developed ex-US ETF	—	482,621	—	1,259	—	483,880	—
Invesco RAFITM Strategic Emerging Markets ETF	—	150,969	—	(313)	—	150,656	—
Invesco RAFITM Strategic US ETF	—	715,710	—	(2,118)	—	713,592	—
Invesco RAFITM Strategic US Small Company ETF	—	358,078	—	(1,606)	—	356,472	—
Invesco Russell Top 200 Pure Growth ETF*	393,915	436,054	(926,515)	(30,001)	126,547	—	3,233
Invesco S&P 500® Low Volatility ETF	251,036	270,078	(151,049)	24,745	24,112	418,922	4,584
Invesco S&P 500® Pure Growth ETF	—	650,285	—	383	—	650,668	—

67

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco S&P Emerging Markets Low Volatility ETF	$76,682	$86,150	$(80,667)	$4,621	$(492)	$86,294	$2,828
Invesco S&P International Developed Low Volatility ETF	250,449	263,198	(192,017)	22,206	7,818	351,654	6,207
Invesco S&P MidCap Low Volatility ETF	69,916	73,595	(60,221)	5,479	6,295	95,064	1,087
Invesco S&P SmallCap Low Volatility ETF	80,833	103,133	(49,015)	4,634	2,787	142,372	1,482
Invesco Taxable Municipal Bond ETF	—	193,788	—	(94)	—	193,694	—
Invesco Variable Rate Investment Grade ETF	203,913	244,739	(129,892)	(11)	(122)	318,627	5,232

Total Investments in Affiliates	$2,690,181	$5,856,964	$(4,565,789)	$54,941	$274,623	$4,310,920	$48,446

*	At April 30, 2019, this security was no longer held.

Moderately Conservative Multi-Asset Allocation ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$86,330	$198,204	$(296,458)	$4,043	$7,881	$—	$2,640
Invesco Corporate Income Defensive ETF	—	179,221	—	360	—	179,581	—
Invesco Corporate Income Value ETF	—	100,872	—	33	—	100,905	—
Invesco Emerging Markets Sovereign Debt ETF	73,894	160,415	(14,548)	16,535	(1,516)	234,780	5,514
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	83,158	176,675	(272,683)	423	12,427	—	3,029
Invesco FTSE RAFI US 1000 ETF*	123,173	282,231	(431,305)	(8,285)	34,186	—	3,671
Invesco FTSE RAFI US 1500 Small-Mid ETF*	40,277	97,062	(145,419)	(2,569)	10,649	—	663
Invesco Fundamental High Yield® Corporate Bond ETF*	92,962	196,170	(298,897)	3,163	6,602	—	5,731
Invesco Fundamental Investment Grade Corporate Bond ETF*	149,169	327,076	(490,473)	5,195	9,033	—	6,453
Invesco Investment Grade Defensive ETF	—	298,093	—	503	—	298,596	—
Invesco Investment Grade Value ETF	—	169,067	—	401	—	169,468	—
Invesco Preferred ETF	74,912	151,177	(2,839)	11,416	(226)	234,440	6,197
Invesco PureBetaSM 0-5 Yr US TIPS ETF	68,813	166,162	(10,290)	3,586	(241)	228,030	653
Invesco RAFITM Strategic Developed ex-US ETF	—	199,245	—	519	—	199,764	—
Invesco RAFITM Strategic US ETF	—	396,342	—	(1,173)	—	395,169	—
Invesco RAFITM Strategic US Small Company ETF	—	152,530	—	(684)	—	151,846	—
Invesco Russell Top 200 Pure Growth ETF*	105,775	241,358	(391,366)	(23,039)	67,272	—	1,602
Invesco S&P 500® Low Volatility ETF	66,322	143,827	(16,623)	19,671	377	213,574	2,185
Invesco S&P 500® Pure Growth ETF	—	363,255	—	214	—	363,469	—
Invesco S&P International Developed Low Volatility ETF	68,866	141,230	(21,341)	13,892	(472)	202,175	3,084
Invesco S&P MidCap Low Volatility ETF	17,698	72,721	(4,314)	4,917	98	91,120	500
Invesco Senior Loan ETF	62,817	134,562	(22,385)	1,280	(439)	175,835	4,681
Invesco Taxable Municipal Bond ETF	—	292,575	—	(142)	—	292,433	—
Invesco Variable Rate Investment Grade ETF	161,829	368,893	(21,448)	(340)	(491)	508,443	7,527

Total Investments in Affiliates	$1,275,995	$5,008,963	$(2,440,389)	$49,919	$145,140	$4,039,628	$54,130

*	At April 30, 2019, this security was no longer held.

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2019.

68

S&P 500® Downside Hedged ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco Ltd.	$9,987	$—	$—	$119	$—	$10,106	$276

Note 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for Ultra Short Duration ETF and certain Funds listed below, as of April 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). All of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,164,974	$—	$—	$31,164,974
Money Market Funds	7,137,969	—	—	7,137,969

Total Investments in Securities	38,302,943	—	—	38,302,943

Other Investments—Assets(a)
Futures Contracts	342,160	—	—	342,160
Other Investments—Liabilities(a)
Futures Contracts	(25,852)	—	—	(25,852)

Total Other Investments	316,308	—	—	316,308

Total Investments	$38,619,251	$—	$—	$38,619,251

Total Return Bond ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$20,112,010	$—	$20,112,010
Corporate Bonds and Notes	—	17,610,862	—	17,610,862
U.S. Treasury Securities	—	13,031,820	—	13,031,820
Asset-Backed Securities	—	4,801,018	—	4,801,018
U.S. Government Sponsored Agency Securities	—	2,676,835	—	2,676,835
Municipal Bonds	—	1,978,277	—	1,978,277
Variable Rate Senior Loan Interests	—	1,282,563	—	1,282,563
Commercial Mortgage-Backed Securities	—	620,002	—	620,002
U.S. Agency Mortgage Credit Risk Transfer	—	246,600	—	246,600

69

	Level 1	Level 2	Level 3	Total
Total Return Bond ETF (continued)
Sovereign Debt Obligations	$—	$203,000	$—	$203,000
Preferred Stocks	347,779	—	—	347,779
Short-Term Investments	—	154,418	—	154,418
Purchased Call Options	68,905	—	—	68,905

Total Investments in Securities	416,684	62,717,405	—	63,134,089

Other Investments—Assets(a)
Futures Contracts	77,881	—	—	77,881
Other Investments—Liabilities(a)
Forward Foreign Currency Contracts	—	(754)	—	(754)
Futures Contracts	(147,004)	—	—	(147,004)
Written Options	(64,960)	—	—	(64,960)

Total Other Investments	(134,083)	(754)	—	(134,837)

Total Investments	$282,601	$62,716,651	$—	$62,999,252

Variable Rate Investment Grade ETF
Investments in Securities
Corporate Bonds and Notes	$—	$171,774,583	$—	$171,774,583
U.S. Agency Mortgage Credit Risk Transfer	—	97,301,945	—	97,301,945
Commercial Mortgage-Backed Securities	—	46,584,066	—	46,584,066
U.S. Treasury Securities	—	39,092,438	—	39,092,438
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	26,839,699	—	26,839,699
Asset-Backed Securities	—	18,128,959	—	18,128,959
Collateralized Mortgage Obligations	—	13,358,072	—	13,358,072
Money Market Fund	468,862	—	—	468,862

Total Investments	$468,862	$413,079,762	$—	$413,548,624

(a)	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.

Note 6—Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2019:

	Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Assets	Equity Risk	Equity Risk	Interest Rate Risk	Currency Risk	Total
Purchased options, at value—Exchange-Traded	$—	$68,905	$—	$—	$68,905
Unrealized appreciation on futures contracts—Exchange-Traded(a)	342,160	—	77,881	—	77,881
Total Derivative Assets	342,160	68,905	77,881	—	146,786
Derivatives not subject to master netting agreements	(342,160)	(68,905)	(77,881)	—	(146,786)

Total Derivative Assets subject to master netting agreements	$—	$—	$—	$—	$—

70

	Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Liabilities	Equity Risk	Equity Risk	Interest Rate Risk	Currency Risk	Total
Written options, at value—Exchange-Traded	$—	$(64,960)	$—	$—	$(64,960)
Unrealized depreciation on forward foreign currency contracts outstanding(b)	—	—	—	(754)	(754)
Unrealized depreciation on futures contracts—Exchange-Traded(a)	(25,852)	—	(147,004)	—	(147,004)
Total Derivative Liabilities	(25,852)	(64,960)	(147,004)	(754)	(212,718)
Derivatives not subject to master netting agreements	25,852	64,960	147,004	—	211,964

Total Derivative Liabilities subject to master netting agreements	$—	$—	$—	$(754)	$(754)

(a)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2019:

Total Return Bond ETF

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts		Non-Cash	Cash
Goldman Sachs International	$—	$(754)	$(754)	$—	$—	$(754)

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2019.

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	S&P 500® Downside Hedged ETF	Total Return Bond ETF				Ultra Short Duration ETF
	Equity Risk	Equity Risk	Interest Rate Risk	Currency Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$—	$—	$—	$(751,100)
Futures contracts	(831,227)	—	(186,606)	—	(186,606)	—
Options purchased(a)	—	(13,683)	—	—	(13,683)	—
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	—	(754)	(754)	(27,583)
Futures contracts	101,832	—	(143,653)	—	(143,653)	—
Options purchased(a)	—	19,073	—	—	19,073	—
Options written	—	(988)	—	—	(988)	—

Total	$(729,395)	$4,402	$(330,259)	$(754)	$(326,611)	$(778,683)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	S&P 500® Downside Hedged ETF	Total Return Bond ETF(a)	Ultra Short Duration ETF(b)
Forward foreign currency contracts	$—	$16,050	$36,969,171
Futures contracts	8,027,519	24,590,661	—
Options purchased	—	502,700	—
Options written	—	78,571	—

(a)	For Total Return Bond ETF, the amounts listed for forward foreign currency contracts and options written represent a one month average notional value.

(b)	For Ultra Short Duration ETF, the amount listed for forward foreign currency contracts represents a four month average notional value.

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Note 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2018, which expire as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$507,245	$—	$507,245
Balanced Multi-Asset Allocation ETF	—	—	—
Conservative Multi-Asset Allocation ETF	—	2,574	2,574
Growth Multi-Asset Allocation ETF	—	—	—
Moderately Conservative Multi-Asset Allocation ETF	—	—	—
S&P 500® Downside Hedged ETF	24,741,508	52,586,159	77,327,667
Total Return Bond ETF	—	—	—
Ultra Short Duration ETF	—	—	—
Variable Rate Investment Grade ETF	747,871	299,824	1,047,695

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$5,554,108	$5,288,221
Balanced Multi-Asset Allocation ETF	1,967,689	1,975,818
Conservative Multi-Asset Allocation ETF	1,577,722	1,522,476
Growth Multi-Asset Allocation ETF	3,161,119	3,164,846
Moderately Conservative Multi-Asset Allocation ETF	2,452,467	2,440,390
S&P 500® Downside Hedged ETF	71,299,928	71,574,592
Total Return Bond ETF	75,483,598	75,016,802
Ultra Short Duration ETF	666,280,113	99,724,074
Variable Rate Investment Grade ETF	60,802,432	82,160,248

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), were as follows:

	Purchases	Sales
Total Return Bond ETF	$37,384,864	$24,514,259
Ultra Short Duration ETF	—	72,933,555
Variable Rate Investment Grade ETF	44,820,039	53,965,556

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For the six-month period ended April 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate ETF	$17,104,276	$—
Balanced Multi-Asset Allocation ETF	—	—
Conservative Multi-Asset Allocation ETF	12,156,178	11,575,500
Growth Multi-Asset Allocation ETF	2,695,845	1,400,942
Moderately Conservative Multi-Asset Allocation ETF	2,556,496	—
S&P 500® Downside Hedged ETF	12,284,613	2,746,071
Total Return Bond ETF	—	—
Ultra Short Duration ETF	—	—
Variable Rate Investment Grade ETF	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate ETF	$5,436,055	$(568,976)	$4,867,079	$44,442,237
Balanced Multi-Asset Allocation ETF	49,732	(6,716)	43,016	2,784,402
Conservative Multi-Asset Allocation ETF	34,400	(1,256)	33,144	2,771,821
Growth Multi-Asset Allocation ETF	64,188	(5,848)	58,340	4,345,101
Moderately Conservative Multi-Asset Allocation ETF	68,528	(3,783)	64,745	4,067,018
S&P 500® Downside Hedged ETF	4,415,142	—	4,415,142	34,204,109
Total Return Bond ETF	941,491	(661,036)	280,455	62,718,797
Ultra Short Duration ETF	6,089,658	(692,093)	5,397,565	2,341,133,725
Variable Rate Investment Grade ETF	588,319	(1,775,943)	(1,187,624)	414,736,248

Note 9—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for each Fund (except for Ultra Short Duration ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10—Capital

Shares are issued and redeemed by each Fund only in Creation Units of (i) 100,000 Shares for each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and Ultra Short Duration ETF; and (ii) 50,000 Shares, for each of Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF, Total Return Bond ETF and Variable Rate Investment Grade ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

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To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, and the S&P 500 Downside Hedged ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$1,131.50	0.35%	$1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	1,000.00	1,077.10	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	1,000.00	1,056.90	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	$1,000.00	$1,084.80	0.05%	$0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	1,068.80	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco S&P 500® Downside Hedged ETF (PHDG)
Actual	1,000.00	1,031.60	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco Total Return Bond ETF (GTO)
Actual	1,000.00	1,055.58	0.50	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Ultra Short Duration ETF (GSY)
Actual	1,000.00	1,016.11	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	1,013.40	0.30	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF, Invesco S&P 500® Downside Hedged ETF and Invesco Variable Rate Investment Grade ETF (each, a “Fund” and together, the “Funds”):

●	the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

●

the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the five-year period and underperformed its benchmark for the one-year, three-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the one-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Index, S&P 500® Dynamic VEQTOR Index, HFRX Global Hedge Fund Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed the HFRX Global Hedge Fund Index in each period and outperformed the U.S. 3-Month Treasury Bill Index for the three-year, five-year and since-inception periods but underperformed the U.S. 3-Month Treasury Bill Index for the one-year period. The Board further noted that the Fund outperformed the S&P 500® Index for the one-year period but underperformed the S&P 500® Index for the three-year, five-year and since-inception periods and underperformed the S&P 500® Dynamic VEQTOR Index in each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the three-year and since-inception periods and in the 2nd quartile of its Lipper peer group for the one-year and five-year periods.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg Barclays US Floating Rate Note Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (September 22, 2016) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the since-inception period but underperformed its benchmark for the one-year period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period and in the 4th quartile of its Lipper peer group for the one-year period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

77

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark index (Custom Invesco Balanced Allocation ETF Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (February 23, 2017) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and since-inception periods and that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period and in the 2nd quartile of its Lipper peer group for the since-inception period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark index (Custom Invesco Conservative Allocation ETF Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (February 23, 2017) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund underperformed its benchmark for the one-year and since-inception periods and that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and since-inception periods. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark index (Custom Invesco Growth Allocation ETF Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (February 23, 2017) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and since-inception periods and that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period and in the 2nd quartile of its Lipper peer group for the one-year period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark index (Custom Invesco Moderately Conservative Allocation ETF Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (February 23, 2017) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year period but underperformed its benchmark for the since-inception period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the since-inception period and in the 2nd quartile of its Lipper peer group for the one-year period. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg Barclays U.S. Aggregate Bond Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (February 10, 2016) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and since-inception periods and that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable open-end (non-ETF) actively-managed funds, comparable open-end (non-ETF) index funds for Invesco Active U.S. Real Estate ETF, Invesco Total Return Bond ETF and Invesco S&P 500® Downside Hedged ETF and comparable ETFs for Invesco Total Return Bond ETF, Invesco S&P 500® Downside Hedged ETF and Invesco Variable Rate Investment Grade ETF. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

78

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.05%	Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF

0.30%:	Invesco Variable Rate Investment Grade ETF

0.35%	Invesco Active U.S. Real Estate ETF

0.39%:	Invesco S&P 500® Downside Hedged ETF

0.50%	Invesco Total Return Bond ETF

The Trustees also noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients. The Trustees noted that:

●

the net expense ratio of Invesco Active U.S. Real Estate ETF was higher than the median net expense ratio of its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of Invesco S&P 500® Downside Hedged ETF was lower than the median net expense ratios of its ETF peer fund, open-end index peer fund and its open-end actively-managed peer funds;

●

the net expense ratio of Invesco Variable Rate Investment Grade ETF was higher than the median net expense ratio of its ETF peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●

the net expense ratios of Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF were lower than the median net expense ratios of their open-end actively-managed peer funds; and

●

the net expense ratio of Invesco Total Return Bond ETF was higher than the median net expense ratios of its ETF peer fund and its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

79

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Advisers, Inc. and noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF. No single factor was determinative in the Board’s analysis.

80

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust on behalf of Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund.

The Trustees reviewed information on the performance of the Fund, each of its benchmark indexes (ICE BofAML US Treasury Bill Index and Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (February 12, 2008) periods ended December 31, 2018. Based on the information provided, the Board noted that the Fund outperformed each benchmark for the one-year, three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and five-year periods and in the 3rd quartile of its Lipper peer group for the since-inception period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratios. The Trustees also compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds. The information compiled by the Adviser from Lipper Inc. databases indicated that the Fund did not have open-end (non-ETF) index peer funds. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20%. The Trustees also noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2021.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Fund, but that it provides sub-advisory services to other clients. The Trustees noted that the contractual advisory fee for the Fund was higher than the median net advisory fees of its ETF peer funds, but was lower than the median net advisory fees of its open-end actively-managed peer funds. The Trustees determined that the contractual advisory fee was reasonable, noting the distinguishing factors of the Fund and the administrative, operational and

81

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

management oversight costs for the Adviser. The Trustees noted that the net expense ratio for the Fund was equal to the median net expense ratio of its ETF peer funds and lower than the median net expense ratio of its open-end actively-managed peer funds.

The Board concluded that the advisory fee and expense ratio of the Fund were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Amended and Restated Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Advisers, Inc. and noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

82

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Fund, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Fund’s excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Fund’s assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

83

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q will be (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee (the “Audit Committee”) of the Registrant’s Board of Trustees (the “Board”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments will become effective and supersede the no-action letter 90 days after publication in the Federal Register.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments..

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC’s independence rules. PwC advised the Audit Committee that a PwC Partner indirectly through her spouse’s equivalent brokerage account held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investment, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the individual did not provide any services to the Registrant and did not provide any consultation to the audit engagement team and the investment was not material to the net worth of the individual or her immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by this matter as it relates to the audit of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:  /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:     July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Daniel E. Draper

Name:  Daniel E. Draper

Title:    President

Date:    July 8, 2019

By:        /s/ Kelli Gallegos

Name:  Kelli Gallegos

Title:    Treasurer

Date:    July 8, 2019